United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/13

Date of Reporting Period: Six months ended 06/30/13

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
June 30, 2013
Share Class
Primary
Service

Federated Managed Tail Risk Fund II
(formerly, Federated Capital Appreciation Fund II)

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2013 through June 30, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2013, the Fund's portfolio composition1 was as follows:
Sector	Percentage of Total Net Assets
Securities Sold Short	(3.9)%
Domestic Equity Securities	33.6%
International Equity Securities	26.5%
U.S. Treasury Securities	11.9%
Trade Finance Agreements	7.3%
Domestic Fixed-Income Securities	3.6%
U.S. Government Agency Mortgage-Backed Securities	1.7%
International Fixed-Income Securities	1.3%
Foreign Governments/Agencies	0.3%
Non-Agency Mortgage-Backed Securities	0.3%
U.S. Government Agency Securities	0.3%
Asset-Backed Securities	0.1%
Floating Rate Loan[2]	0.0%
Municipal Security[2]	0.0%
Derivative Contracts[3]	0.1%
Other Security Types[4]	3.0%
Cash Equivalents[5]	10.1%
Other Assets and Liabilities—Net[6]	3.8%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Represents less than 0.1%.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Other Security Types consist of exchange-traded funds and purchased put options.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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1

Portfolio of Investments
June 30, 2013 (unaudited)
Shares or Principal Amount			Value
		MUTUAL FUNDS—90.8%[1]
18,713		Emerging Markets Fixed Income Core Fund	$611,733
877,325		Federated Clover Small Value Fund, Institutional Shares	20,950,518
1,112,378		Federated Equity Income Fund, Inc., Institutional Shares	23,971,738
1,049,297		Federated Inflation-Protected Securities Core Fund	11,216,985
700,023		Federated InterContinental Fund, Institutional Shares	33,566,108
602,889		Federated Intermediate Corporate Bond Fund, Institutional Shares	5,998,746
344,041		Federated Mortgage Core Portfolio	3,385,365
1,557,516		Federated Project and Trade Finance Core Fund	15,216,935
3,280,919		Federated Prudent Bear Fund, Institutional Shares	10,433,324
4,710,134		Federated Strategic Value Dividend Fund, Institutional Shares	25,623,130
172,372		Federated U.S. Gov't Securities Fund: 2-5 Years, Institutional Shares	1,913,325
255,923		High Yield Bond Portfolio	1,673,734
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $155,311,488)	154,561,641
		EXCHANGE-TRADED FUND—2.9%
198,872	[2]	PowerShares DB Commodity Index Tracking Fund (IDENTIFIED COST $5,620,859)	4,997,653
		U.S. TREASURY—0.1%
$115,000	[3]	United States Treasury Bill, 0.025%, 8/8/2013 (IDENTIFIED COST $114,996)	114,999
		Repurchase Agreement—6.3%
10,698,000		Interest in $3,450,000,000 joint repurchase agreement 0.15%, dated 6/28/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,450,043,125 on 7/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $3,519,043,988. (AT COST)	10,698,000
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $171,745,343)[4]	170,372,293
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(234,966)
		TOTAL NET ASSETS—100%	$170,137,327
1	Affiliated holdings.
2	Non-income producing security.
3	Discount rate at time of purchase.
4	The cost of investments for federal federal tax purposes amounts to $171,746,128.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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2

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Mutual Funds[1]	$139,344,706	$15,216,935	$—	$154,561,641
Exchange-Traded Fund	4,997,653	—	—	4,997,653
U.S. Treasury	—	114,999	—	114,999
Repurchase Agreement	—	10,698,000	—	10,698,000
TOTAL SECURITIES	$144,342,359	$26,029,934	$—	$170,372,293
1	Emerging Markets Fixed Income Core Fund, Federated Inflation-Protected Securities Core Fund, Federated Mortgage Core Portfolio, High Yield Bond Portfolio and Federated Project and Trade Finance Core Fund are affiliated holdings offered only to registered investment companies and other accredited investors.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2013	Year Ended December 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$6.25	$6.02	$6.40	$5.72	$5.10	$7.39
Income From Investment Operations:
Net investment income	0.04	0.07	0.04	0.04	0.05[1]	0.07[1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.48	0.54	(0.38)	0.70	0.63	(2.20)
TOTAL FROM INVESTMENT OPERATIONS	0.52	0.61	(0.34)	0.74	0.68	(2.13)
Less Distributions:
Distributions from net investment income	(0.07)	(0.03)	(0.04)	(0.06)	(0.06)	(0.02)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.14)	(0.35)	—	—	—	(0.14)
TOTAL DISTRIBUTIONS	(0.21)	(0.38)	(0.04)	(0.06)	(0.06)	(0.16)
Net Asset Value, End of Period	$6.56	$6.25	$6.02	$6.40	$5.72	$5.10
Total Return[2]	8.20%	10.17%	(5.29)%	13.07%	13.48%	(29.37)%
Ratios to Average Net Assets:
Net expenses	0.62%[3]	1.04%[4]	1.13%[4]	1.18%[4]	1.18%[4]	1.18%[4]
Net investment income	1.19%[3]	0.99%	0.86%	0.67%	0.97%	1.03%
Expense waiver/reimbursement[5]	0.42%[3]	0.01%	0.03%	0.17%	0.23%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$165,860	$165,598	$176,315	$72,320	$60,961	$79,706
Portfolio turnover	109%	103%	229%	260%	274%	307%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.04%, 1.13%, 1.18%, 1.12% and 1.17% for the years ended December 31, 2012, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2013	Year Ended December 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$6.26	$6.02	$6.40	$5.71	$5.08	$7.37
Income From Investment Operations:
Net investment income	0.03	0.06	0.04	0.02	0.03[1]	0.04[1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.48	0.55	(0.39)	0.72	0.64	(2.19)
TOTAL FROM INVESTMENT OPERATIONS	0.51	0.61	(0.35)	0.74	0.67	(2.15)
Less Distributions:
Distributions from net investment income	(0.05)	(0.02)	(0.03)	(0.05)	(0.04)	(0.00)[2]
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.14)	(0.35)	—	—	—	(0.14)
TOTAL DISTRIBUTIONS	(0.19)	(0.37)	(0.03)	(0.05)	(0.04)	(0.14)
Net Asset Value, End of Period	$6.58	$6.26	$6.02	$6.40	$5.71	$5.08
Total Return[3]	8.07%	10.03%	(5.51)%	13.01%	13.27%	(29.67)%
Ratios to Average Net Assets:
Net expenses	0.87%[4]	1.29%[5]	1.40%[5]	1.43%[5]	1.43%[5]	1.43%[5]
Net investment income	0.94%[4]	0.73%	0.42%	0.45%	0.68%	0.67%
Expense waiver/reimbursement[6]	0.42%[4]	0.01%	0.03%	0.18%	0.23%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,278	$4,146	$4,781	$7,296	$4,756	$4,826
Portfolio turnover	109%	103%	229%	260%	274%	307%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.29%, 1.40%, 1.43%, 1.37% and 1.42% for the years ended December 31, 2012, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
June 30, 2013 (unaudited)
Assets:
Total investment in securities, at value including $154,561,641 of investment in affiliated holdings (Note 5) (identified cost $171,745,343)		$170,372,293
Cash		145
Cash denominated in foreign currencies (identified cost $61)		57
Income receivable		4,393
Receivable for shares sold		3,958
TOTAL ASSETS		170,380,846
Liabilities:
Payable for investments purchased	$45,000
Payable for shares redeemed	169,515
Payable for investment adviser fee (Note 5)	407
Payable for Directors'/Trustees' fees (Note 5)	200
Payable for auditing fees	12,397
Payable for portfolio accounting fees	14,459
Payable for distribution services fee (Note 5)	896
Accrued expenses (Note 5)	645
TOTAL LIABILITIES		243,519
Net assets for 25,916,693 shares outstanding		$170,137,327
Net Assets Consist of:
Paid-in capital		$151,729,726
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(1,373,054)
Accumulated net realized gain on investments, futures contracts and foreign currency transactions		18,733,175
Undistributed net investment income		1,047,480
TOTAL NET ASSETS		$170,137,327
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$165,859,741 ÷ 25,266,445 shares outstanding, no par value, unlimited shares authorized		$6.56
Service Shares:
$4,277,586 ÷ 650,248 shares outstanding, no par value, unlimited shares authorized		$6.58
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended June 30, 2013 (unaudited)
Investment Income:
Dividends (including $1,227,774 received from affiliated holdings (Note 5))		$1,585,266
Investment income allocated from affiliated partnership (Note 5)		10,932
Interest		4,313
TOTAL INCOME		1,600,511
Expenses:
Investment adviser fee (Note 5)	$748,076
Administrative fee (Note 5)	68,930
Custodian fees	4,868
Transfer agent fee	9,625
Directors'/Trustees' fees (Note 5)	1,028
Auditing fees	12,397
Legal fees	3,997
Portfolio accounting fees	34,318
Distribution services fee (Note 5)	5,508
Printing and postage	30,629
Insurance premiums (Note 5)	2,137
Miscellaneous (Note 5)	2,317
TOTAL EXPENSES	923,830
Waiver/reimbursement of investment adviser fee (Note 5)	(371,419)
Net expenses		552,411
Net investment income		1,048,100
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments (including realized gain of $407,026 on sales of investments in affiliated holdings (Note 5))		34,875,918
Net realized loss on futures contracts		(13,089)
Net realized loss on investments and foreign currency transactions allocated from affiliated partnership (Note 5)		(3,369)
Realized gain distribution from affiliated investment company shares (Note 5)		19,470
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency		(21,816,226)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions		13,062,704
Change in net assets resulting from operations		$14,110,804
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2013	Year Ended 12/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,048,100	$1,777,759
Net realized gain on investments including allocation from partnership, futures contracts and foreign currency transactions	34,878,930	8,552,414
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(21,816,226)	7,451,127
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,110,804	17,781,300
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(1,738,489)	(994,889)
Service Shares	(32,245)	(12,419)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions
Primary Shares	(3,555,556)	(10,132,142)
Service Shares	(90,122)	(282,145)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,416,412)	(11,421,595)
Share Transactions:
Proceeds from sale of shares	1,648,107	4,318,826
Net asset value of shares issued to shareholders in payment of distributions declared	5,416,412	11,421,595
Cost of shares redeemed	(15,365,158)	(33,452,791)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(8,300,639)	(17,712,370)
Change in net assets	393,753	(11,352,665)
Net Assets:
Beginning of period	169,743,574	181,096,239
End of period (including undistributed net investment income of $1,047,480 and $1,770,114, respectively)	$170,137,327	$169,743,574
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Notes to Financial Statements
June 30, 2013 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Managed Tail Risk Fund II (formerly, Federated Capital Appreciation Fund II) (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which is an agreement between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Primary Shares and Service Shares may bear distribution services fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk, market risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
At June 30, 2013, the Fund had no outstanding futures contracts.
The average notional value of short futures contracts held by the Fund throughout the period was $349,071. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At June 30, 2013, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(13,089)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2013		Year Ended 12/31/2012
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	190,620	$1,281,360	612,502	$3,811,242
Shares issued to shareholders in payment of distributions declared	800,915	5,294,045	1,749,533	11,127,031
Shares redeemed	(2,208,821)	(14,790,865)	(5,159,421)	(31,874,303)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(1,217,286)	$(8,215,460)	(2,797,386)	$(16,936,030)
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	Six Months Ended 6/30/2013		Year Ended 12/31/2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	55,233	$366,747	79,189	$507,584
Shares issued to shareholders in payment of distributions declared	18,457	122,367	46,242	294,564
Shares redeemed	(86,076)	(574,293)	(256,628)	(1,578,488)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(12,386)	$(85,179)	(131,197)	$(776,340)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,229,672)	$(8,300,639)	(2,928,583)	$(17,712,370)
4. FEDERAL TAX INFORMATION
At June 30, 2013, the cost of investments for federal tax purposes was $171,746,128. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities was $1,373,835. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,207,617 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,581,452.
At December 31, 2012, the Fund had a capital loss carryforward of $14,638,245 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$12,378,580	N/A	$12,378,580
2017	$2,259,665	N/A	$2,259,665
As a result of the tax-free transfer of assets from Federated Clover Value Fund II, EquiTrust Variable Insurance Series Fund, Blue Chip Portfolio and EquiTrust Variable Insurance Series Fund, Value Growth Portfolio, the use of certain capital loss carryforwards listed above may be limited.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Prior to June 24, 2013 the annual advisory fee was 0.85% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2013, the Adviser voluntarily waived $12,227 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. The fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “ Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2013, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$5,508
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2013, FSC did not retain any fees paid by the Fund. For the six months ended June 30, 2013, the Fund's Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
Effective February 15, 2013, the Adviser and certain of its affiliates (which may include FSC and FAS) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.48% and 0.73% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended June 30, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $0 and $1,906,649, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended June 30, 2013, the Adviser reimbursed $359,192. Transactions involving the affiliated holdings during the six months ended June 30, 2013, were as follows:
	Balance of Shares Held 12/31/2012	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2013	Value	Dividend Income/ Allocated Investment Income	Capital Gain Distributions/ Allocated Net Realized Gain (Loss)
Emerging Markets Fixed Income Core Fund	—	27,003	(8,290)	18,713	$611,733	$10,932	$(3,369)
Federated Clover Small Value Fund, Institutional Shares	—	889,302	(11,977)	877,325	$20,950,518	—	—
Federated Equity Income Fund, Inc., Institutional Shares	—	1,203,382	(91,004)	1,112,378	$23,971,738	$231,030	—
Federated Inflation-Protected Securities Core Fund	—	1,078,057	(28,760)	1,049,297	$11,216,985	$54,817	—
Federated InterContinental Fund, Institutional Shares	—	725,409	(25,386)	700,023	$33,566,108	—	—
Federated Intermediate Corporate Bond Fund, Institutional Shares	—	655,094	(52,205)	602,889	$5,998,746	$92,829	—
Federated Mortgage Core Portfolio	—	526,156	(182,115)	344,041	$3,385,365	$44,119	—
Federated Project and Trade Finance Core Fund	—	1,557,516	—	1,557,516	$15,216,935	$247,730	—
Federated Prudent Bear Fund, Institutional Shares	—	3,456,668	(175,749)	3,280,919	$10,433,324	—	—
Federated Strategic Value Dividend Fund, Institutional Shares	—	6,341,542	(1,631,408)	4,710,134	$25,623,130	$502,988	—
Federated U.S. Gov't Securities Fund 2-5 Years, Institutional Shares	—	289,307	(116,935)	172,372	$1,913,325	$11,608	$16,540
High Yield Bond Portfolio	—	279,947	(24,024)	255,923	$1,673,734	$42,653	$2,930
TOTAL OF AFFILIATED TRANSACTIONS	—	17,029,383	(2,347,853)	14,681,530	$154,561,641	$1,238,706	$16,101
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6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2013, were as follows:
Purchases	$185,456,070
Sales	$206,254,236
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2013, there were no outstanding loans. During the six months ended June 30, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2013, there were no outstanding loans. During the six months ended June 30, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,082.00	$3.20[2]
Service Shares	$1,000	$1,080.70	$4.49[3]
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.72	$3.11[2]
Service Shares	$1,000	$1,020.48	$4.36[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:
Primary Shares	0.62%
Service Shares	0.87%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Primary Shares current Fee Limit of 0.48% (as reflected in the Notes to Financial Statements, Note 5 under “Expense Limitation” ), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.48 and $2.41, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.73% (as reflected in the Notes to Financial Statements, Note 5 under “Expense Limitation” ), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.77 and $3.66, respectively.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Managed Tail Risk Fund II (the “Fund”)
(formerly, Federated Capital Appreciation Fund II)
 Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “ Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them
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(including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In this regard, the Senior Officer proposed, and the Board approved, a reduction in the contractual advisory fee of 10 basis points. This change more closely aligned the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers and was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
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The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “ Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
20

Federated Managed Tail Risk Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916835
CUSIP 313916819
25669 (8/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2013
Federated Managed Volatility Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2013 through June 30, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At June 30, 2013, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Domestic Fixed-Income Securities	34.2%
Domestic Equity Securities	28.8%
International Fixed-Income Securities	19.2%
International Equity Securities	12.8%
U.S. Treasury Securities	0.2%
Derivative Contracts[2]	0.3%
Cash Equivalents[3]	4.1%
Other Assets and Liabilities—Net[4]	0.4%
TOTAL	100.0%
At June 30, 2013, the Fund's sector composition5 for its equity securities was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Energy	19.0%
Consumer Discretionary	15.3%
Industrials	12.4%
Financials	12.2%
Utilities	10.3%
Health Care	9.4%
Consumer Staples	6.8%
Telecommunication Services	6.2%
Materials	4.4%
Information Technology	4.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
5	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2013 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—28.8%
		Consumer Discretionary—3.4%
24,220		Corus Entertainment, Inc., Class B	$555,008
46,105		Gannett Co., Inc.	1,127,728
38,900		Garmin Ltd.	1,406,624
57,590		Meredith Corp.	2,747,043
135,740		Regal Entertainment Group	2,429,746
49,450		Six Flags Entertainment Corp.	1,738,662
41,175		Staples, Inc.	653,035
		TOTAL	10,657,846
		Consumer Staples—2.8%
73,880		Altria Group, Inc.	2,585,061
6,790		Kimberly-Clark Corp.	659,581
40,405		Lorillard, Inc.	1,764,890
20,230		Philip Morris International, Inc.	1,752,323
39,420		Reynolds American, Inc.	1,906,745
2,895		Universal Corp.	167,476
		TOTAL	8,836,076
		Energy—7.2%
64,173		ARC Resources Ltd.	1,679,835
18,755		BP PLC, ADR	782,834
47,565		Baytex Energy Corp.	1,714,095
42,906		Bonavista Energy Corp.	556,876
45,620		ConocoPhillips	2,760,010
53,950		Crescent Point Energy Corp.	1,829,796
34,910		ENI SpA, ADR	1,432,707
19,000		Royal Dutch Shell PLC	1,212,200
154,700		Ship Finance International Ltd.	2,295,748
127,830	[1]	Subsea 7 SA	2,241,210
76,950		Total SA, ADR	3,747,465
43,091		Vermilion Energy, Inc.	2,106,407
		TOTAL	22,359,183
		Financials—3.1%
98,220		Ares Capital Corp.	1,689,384
17,065		Bank of Montreal	990,282
21,294		Corrections Corp. of America	721,228
42,560		Hospitality Properties Trust	1,118,477
37,720		Mercury General Corp.	1,658,171
84,470		Old Republic International Corp.	1,087,129
63,355		Sun Life Financial Services of Canada	1,876,575
18,735		Validus Holdings Ltd.	676,708
		TOTAL	9,817,954
		Health Care—3.9%
25,984		AbbVie, Inc.	1,074,179
24,450		AstraZeneca Group PLC, ADR	1,156,485
14,171		Bristol-Myers Squibb Co.	633,302
22,525		GlaxoSmithKline PLC, ADR	1,125,574
7,570		Johnson & Johnson	649,960
Semi-Annual Shareholder Report
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
42,900		Lilly (Eli) & Co.	$2,107,248
55,004		Merck & Co., Inc.	2,554,936
104,674		Pfizer, Inc.	2,931,919
		TOTAL	12,233,603
		Industrials—2.2%
25,895		BAE Systems PLC, ADR	610,604
54,545		Donnelley (R.R.) & Sons Co.	764,175
113,290		General Electric Co.	2,627,195
23,980		Lockheed Martin Corp.	2,600,871
25,600		Pitney Bowes, Inc.	375,808
		TOTAL	6,978,653
		Information Technology—0.8%
23,780		CA, Inc.	680,821
21,170		Intel Corp.	512,737
5,880		KLA-Tencor Corp.	327,692
19,375		Microsoft Corp.	669,019
7,685		Seagate Technology	344,519
		TOTAL	2,534,788
		Materials—0.5%
14,020		Barrick Gold Corp.	220,675
19,912		LyondellBasell Industries NV, Class A	1,319,369
		TOTAL	1,540,044
		Telecommunication Services—2.6%
46,649		AT&T, Inc.	1,651,374
36,330		BCE, Inc.	1,490,257
37,265		CenturyLink, Inc.	1,317,318
149,620		Frontier Communications Corp.	605,961
37,900		Verizon Communications	1,907,886
36,220		Vodafone Group PLC, ADR	1,040,963
		TOTAL	8,013,759
		Utilities—2.3%
29,355		Ameren Corp.	1,010,986
11,255		American Electric Power Co., Inc.	503,999
16,840		DTE Energy Co.	1,128,449
33,295		Huaneng Power International, Inc., ADR	1,280,193
10,944		Integrys Energy Group, Inc.	640,552
16,425		National Grid PLC, ADR	930,805
36,638		Northland Power, Inc.	589,789
4,685		Pinnacle West Capital Corp.	259,877
31,325		SSE PLC, ADR	727,053
		TOTAL	7,071,703
		TOTAL COMMON STOCKS (IDENTIFIED COST $81,377,057)	90,043,609
		PREFERRED STOCKS—12.7%
		Consumer Discretionary—3.0%
51,305	[2,3]	ANF, Issued by Royal Bank of Canada, ELN, 13.74%, 12/202013	2,442,631
96,440	[2,3]	BBY, Issued by JPMorgan Chase & Co., ELN, 18.00%, 12/24/2013	2,559,518
31,970		Goodyear Tire & Rubber Co., Conv. Pfd., 5.875%, 4/1/2014, Annual Dividend $2.94	1,574,842
Semi-Annual Shareholder Report
3

Shares or Principal Amount			Value
		PREFERRED STOCKS—continued
		Consumer Discretionary—continued
23,100	[2,3]	WHR, Issued by JPMorgan Chase & Co., ELN, 16.05%, 12/24/2013	$2,629,473
		TOTAL	9,206,464
		Energy—0.7%
47,200		Apache Corp., Conv. Pfd., 6.00%, 8/1/2013, Annual Dividend $3.00	2,253,328
		Financials—1.9%
29,000		Metlife, Inc., Conv. Pfd., 5.00%, 3/26/2014, Annual Dividend $2.50	1,588,910
18,300		New York Community Cap Trust V, Conv. Pfd, 6.00%, 11/01/2051, Annual Dividend $3.00	877,210
2,050		Wells Fargo Co., Series L, Pfd., 7.50%, 12/31/2049, Annual Dividend $75.00	2,447,700
19,500		Wintrust Financial Corp., Conv. Pfd., 7.50%, 12/15/2013, Annual Dividend $3.75	1,056,608
		TOTAL	5,970,428
		Industrials—2.9%
251,100	[2,3]	2010 Swift Mandatory Common Exchange, Conv. Pfd., Series 144A, 6.00%, 12/31/2013, Annual Dividend $0.66	3,511,006
51,900		Continental Finance Trust II, Conv. Pfd., 6.00%, 11/15/2030, Annual Dividend $3.00	2,327,876
54,200		United Technologies Corp., Conv. Pfd., 7.50%, 8/1/2015, Annual Dividend $3.75	3,217,312
		TOTAL	9,056,194
		Information Technology—0.8%
41,800		Unisys Corp., Conv. Pfd., 6.25%, 3/1/2014, Annual Dividend $6.25	2,602,050
		Materials—1.4%
133,205		Anglogold Ashanti Holding, Conv. Pfd., 6.00%, 9/15/2013, Annual Dividend $3.00	2,292,458
103,005		ArcelorMittal, Conv. Bond, Pfd., Series MTUS, 6.00%, 1/15/2016, Annual Dividend $1.50	1,933,404
		TOTAL	4,225,862
		Utilities—2.0%
32,765		AES Trust III, Conv. Pfd., 6.75%, 10/15/2029, Annual Dividend $3.38	1,648,735
42,550		NextEra Energy, Inc., Conv. Pfd., 7.00%, 9/1/2013, Annual Dividend $3.50	2,584,912
39,000		PPL Corp., Conv. Pfd., 8.75%, 5/1/2014, Annual Dividend $4.38	2,106,780
		TOTAL	6,340,427
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $39,159,998)	39,654,753
		Commercial Mortgage-Backed SecuritY—0.3%
		Agency Commercial Mortgage-Backed Security—0.3%
1,050,000	[2,3]	FREMF Mortgage Trust 2013-K25, B, 3.741%, 11/25/2045 (IDENTIFIED COST $1,061,233)	913,149
		ADJUSTABLE RATE MORTGAGE—0.0%
28,500		Federal National Mortgage Association, 5.840%, 9/1/2037 (IDENTIFIED COST $28,705)	30,564
		ASSET-BACKED SECURITY—0.1%
225,000		Santander Drive Auto Receivables Trust 2013-1, D, 2.270%, 1/15/2019 (IDENTIFIED COST $224,972)	219,247
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.2%
1,000,000		Citigroup Commercial Mortgage Trust 2013-GC11 B, 3.732%, 4/10/2046	940,271
370,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	365,634
585,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	596,282
55,000		Commercial Mortgage Pass-Through Certificates 2012-LC4 B, 4.934%, 12/10/2044	56,929
1,050,000	[2,3]	Commercial Mortgage Trust 2013-CR8 B, 3.971%, 6/10/2046	1,017,293
1,000,000	[2,3]	DBUBS Mortgage Trust 2011-LC2A A4, 4.537%, 7/10/2044	1,070,674
1,085,427		Federal National Mortgage Association REMIC 2006-117 GF, 0.543%, 12/25/2036	1,082,796
720,090		Federal National Mortgage Association REMIC 2012-1 F, 0.643%, 2/25/2042	721,746
525,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	526,439
630,000		GS Mortgage Securities Corp. II 2012-GCJ7 B, 4.74%, 5/10/2045	648,554
1,000,000	[2,3]	JPMorgan Chase Commercial Mortgage Securities 2011-C3A A4, 4.717%, 2/15/2046	1,079,512
Semi-Annual Shareholder Report
4

Shares or Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
$460,000		Morgan Stanley Capital I 2007-IQ16 AM, 6.297%, 12/12/2049	$520,058
590,000	[2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6 B, 3.875%, 4/10/2046	553,569
1,000,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3, 3.595%, 1/10/2045	1,004,228
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $10,588,836)	10,183,985
		CORPORATE BONDS—14.1%
		Aerospace/Defense—0.1%
200,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 6/15/2022	201,000
		Automotive—0.3%
500,000	[2,3]	Metalsa, Series 144A, 4.900%, 4/24/2023	477,500
500,000	[2,3]	NEMAK SA, Series 144A, 5.500%, 2/28/2023	475,000
		TOTAL	952,500
		Banking—1.5%
800,000		Banco Btg Pactual/Cayman, Series REGS, 5.750%, 9/28/2022	694,000
100,000	[2,3]	Banco Credito del Peru, Sr. Note, Series 144A, 5.375%, 9/16/2020	103,250
200,000	[2,3]	Banco Davivienda SA, Series 144A, 2.950%, 1/29/2018	189,500
100,000		Banco de Credito del Peru, Jr. Sub. Note, Series REGS, 9.750%, 11/06/2069	116,500
440,000	[2,3]	Banco Do Brasil (CAYMAN), Series 144A, 3.875%, 12/29/2049	388,300
400,000		Banco Do Brasil S.A., 3.875%, 10/10/2022	351,520
400,000	[2,3]	Banco Reservas Rep Domin, Series 144A, 7.000%, 2/01/2023	402,000
350,000		Bbva Banco Continental, Series REGS, 5.000%, 8/26/2022	342,125
400,000		Bbva Bancomer SA Texas, Series REGS, 7.250%, 4/22/2020	438,000
250,000		ICICI Bank Ltd., Series REGS, 5.750%, 11/16/2020	255,951
200,000		SBERBANK, Series REGS, 5.125%, 10/29/2022	188,500
400,000	[2,3]	Sberbank of Russia, Series 144A, 5.125%, 10/29/2022	377,000
300,000	[2,3]	Turkiye Garanti Bankasi A.S., Series 144A, 5.250%, 9/13/2022	282,375
400,000		Vnesheconombank, Bank Guarantee, Series REGS, 6.800%, 11/22/2025	428,000
200,000	[2,3]	Vnesheconombank, Sr. Unsecd. Note, Series 144A, 5.375%, 2/13/2017	208,250
		TOTAL	4,765,271
		Beverage & Tobacco—0.3%
450,000		Ajecorp BV, Series REGS, 6.500%, 5/14/2022	460,350
350,000	[2,3]	Corp Lindley SA, Series 144A, 4.625%, 4/12/2023	340,375
		TOTAL	800,725
		Brewing—0.1%
250,000	[2,3]	Anadolu Efes Biracilik ve Malt Sanayii A.S., Series 144A, 3.375%, 11/01/2022	216,250
		Broadcast Radio & TV—0.2%
250,000		Grupo Televisa S.A., 6.625%, 3/18/2025	294,556
200,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.625%, 1/15/2040	222,755
		TOTAL	517,311
		Building & Development—0.1%
200,000	[2,3]	Odebrecht SA, Company Guarantee, Series 144A, 7.500%, 9/29/2049	199,000
200,000	[2,3]	Odebrecht SA, Series 144A, 5.125%, 6/26/2022	196,500
		TOTAL	395,500
		Building Materials—0.2%
250,000	[2,3]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 3/30/2020	257,500
300,000		Votorantim Cimentos SA, Company Guarantee, Series REGS, 7.250%, 4/05/2041	292,500
		TOTAL	550,000
		Cable & Wireless Television—0.1%
150,000		Net Servicos de Comunicacao SA, Company Guarantee, 7.500%, 1/27/2020	164,250
Semi-Annual Shareholder Report
5

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Chemicals & Plastics—0.5%
$200,000	[2,3]	Braskem Finance Ltd., Company Guarantee, Series 144A, 5.750%, 4/15/2021	$196,000
200,000		Braskem Finance Ltd., Series REGS, 5.750%, 4/15/2021	196,000
500,000	[2,3]	Mexichem SA de CV, Series 144A, 4.875%, 9/19/2022	503,750
300,000	[2,3]	PTT Global Chemical PCL, Series 144A, 4.250%, 9/19/2022	288,760
300,000	[2,3]	Sociedad Quimica Y Minera de Chile, Series 144A, 3.625%, 4/03/2023	280,149
		TOTAL	1,464,659
		Communications Equipment—0.3%
1,796,000		Liberty Media Group, Conv. Bond, 3.500%, 01/15/2031	937,512
		Conglomerates—0.2%
400,000		Hutch Whampoa Int. 12 Ltd., Series REGS, 6.000%, 5/29/2049	416,000
200,000		Voto-Votorantim O/S Trad, Series REGS, 6.625%, 9/25/2019	214,000
		TOTAL	630,000
		Consumer Non-Cyclical - Food/Beverage—0.1%
270,000	[2,3]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.500%, 1/25/2022	270,560
		Consumer Non-Cyclical - Tobacco—0.2%
680,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.000%, 8/04/2041	723,128
		Consumer Products—0.1%
350,000		Fomento Economico Mexicano, SA de C.V., 4.375%, 5/10/2043	306,767
		Energy - Independent—0.0%
150,000		Petroleos Mexicanos, 6.500%, 6/02/2041	155,625
		Farming & Agriculture—0.1%
200,000	[2,3]	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 5/24/2023	185,000
230,000	[2,3]	Uralkali, Series 144A, 3.723%, 4/30/2018	221,248
		TOTAL	406,248
		Finance—0.1%
300,000		Gruposura Finance, Company Guarantee, Series REGS, 5.700%, 5/18/2021	310,500
		Financial Institution - Banking—1.4%
150,000		Bank of America Corp., Sub. Note, 6.500%, 9/15/2037	156,453
1,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/01/2041	1,704,083
850,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 5/01/2023	792,629
650,000		Merrill Lynch & Co., Inc., Sub. Note, 7.750%, 5/14/2038	746,351
450,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/09/2026	493,976
475,000		Morgan Stanley, Sub. Note, 4.100%, 5/22/2023	439,474
		TOTAL	4,332,966
		Financial Institution - Brokerage—0.3%
400,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 1/15/2036	388,000
500,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.500%, 1/20/2043	480,675
200,000		Legg Mason, Inc., Sr. Unsecd. Note, 5.500%, 5/21/2019	206,236
		TOTAL	1,074,911
		Financial Institution - Finance Noncaptive—0.0%
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	101,050
		Financial Institution - Insurance - P&C—0.2%
500,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	685,091
		Financial Intermediaries—0.1%
150,000	[2,3]	Banco Santander, S.A., Series 144A, 4.125%, 11/09/2022	141,000
150,000		Banco Santander, S.A., Series REGS, 4.125%, 11/09/2022	141,000
200,000		SASOL Financing Int., 4.500%, 11/14/2022	185,750
		TOTAL	467,750
Semi-Annual Shareholder Report
6

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Food & Drug Retailers—0.1%
$200,000		Cencosud SA, Series REGS, 4.875%, 1/20/2023	$196,948
		Food Products—0.1%
200,000	[2,3]	BRF-Brasil Foods SA, Series 144A, 3.950%, 5/22/2023	176,500
		Government Agency—0.2%
500,000		Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series REGS, 5.500%, 7/12/2020	516,250
		Industrial Products & Equipment—0.1%
200,000		Cemex Finance LLC, Series REGS, 9.500%, 12/14/2016	212,500
		Marine—0.0%
125,000		Dryships, Inc., Conv. Bond, 5.000%, 12/01/2014	111,719
		Metals & Mining—0.4%
400,000		Alrosa Finance SA, Company Guarantee, Series REGS, 7.750%, 11/03/2020	430,000
34,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/01/2022	30,101
200,000	[2,3]	Codelco, Inc., Series 144A, 3.000%, 7/17/2022	181,395
200,000		Codelco, Inc., Series REGS, 3.000%, 7/17/2022	181,395
200,000		Southern Copper Corp., 5.250%, 11/08/2042	165,273
300,000		Vale Overseas Ltd., 6.875%, 11/21/2036	305,498
		TOTAL	1,293,662
		Mortgage Banks—0.1%
200,000		Credito Real SA, Sr. Unsecd. Note, Series REGS, 10.250%, 4/14/2015	213,000
150,000	[2,3]	Credito Real, S.A. de C.V., Sr. Note, Series 144A, 10.250%, 4/14/2015	159,750
		TOTAL	372,750
		Oil & Gas—3.7%
300,000	[2,3]	Alliance Oil Co. Ltd., Series 144A, 7.000%, 5/04/2020	274,125
350,000		CITGO Petroleum Corp., Sr. Secd. Note, Series REGS, 11.500%, 7/01/2017	390,250
300,000		CNOOC Finance 2013 Ltd., 3.000%, 5/09/2023	271,405
300,000		EUROCHEM, Series REGS, 5.125%, 12/12/2017	296,250
300,000		Empresa Nacional del Petroleo, Note, Series REGS, 5.250%, 8/10/2020	305,641
500,000		Gaz Capital SA, Series REGS, 8.625%, 4/28/2034	595,000
250,000	[2,3]	Gazprom, Note, Series 144A, 8.625%, 4/28/2034	297,500
250,000	[2,3]	Gazprom, Series 144A, 4.950%, 7/19/2022	240,000
400,000	[2,3]	IPIC GMTN, Ltd., Company Guarantee, Series 144A, 5.000%, 11/15/2020	429,000
500,000		KazMunaiGaz Finance Sub B.V., Series REGS, 6.375%, 4/09/2021	545,000
200,000	[2,3]	Kazmunaygas National Co., Series 144A, 4.400%, 4/30/2023	186,000
300,000	[2,3]	Lukoil International Finance BV, Series 144A, 3.416%, 4/24/2018	292,500
300,000	[2,3]	Lukoil International Finance BV, Series 144A, 4.563%, 4/24/2023	279,750
450,000		Lukoil, Company Guarantee, Series REGS, 6.125%, 11/09/2020	475,875
1,300,000		PDVSA, Company Guarantee, Series REGS, 8.500%, 11/02/2017	1,194,375
300,000		PDVSA, Series REGS, 9.000%, 11/17/2021	253,500
200,000	[2,3]	PTT Public Co. Ltd., Series 144A, 4.500%, 10/25/2042	162,635
300,000	[2,3]	Pacific Rubiales, Series 144A, 5.125%, 3/28/2023	285,000
150,000		Pacific Rubiales, Series REGS, 7.250%, 12/12/2021	159,375
200,000	[2,3]	Pacific Rubiales, Sr. Unsecd. Note, Series 144A, 7.250%, 12/12/2021	212,500
500,000		Pemex Project Funding Master Trust, Company Guarantee, 6.625%, 6/15/2035	527,500
351,000		Pertamina PT, Note, Series REGS, 5.250%, 5/23/2021	349,245
290,000	[2,3]	Pertamina PT, Series 144A, 4.300%, 5/20/2023	269,700
250,000		Petrobras International Finance Co., Company Guarantee, 7.875%, 3/15/2019	290,228
200,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	201,847
600,000		Petroleos de Venezuela, S.A., Series 2014, 4.900%, 10/28/2014	564,000
150,000		Petroleos Mexicanos, Company Guarantee, Series WI, 8.000%, 5/03/2019	182,250
Semi-Annual Shareholder Report
7

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Oil & Gas—continued
$200,000	[2,3]	Reliance Industries Ltd., Series 144A, 5.875%, 2/28/2049	$175,500
500,000	[2,3]	Rosneft Oil Co., Series 144A, 4.199%, 3/06/2022	464,500
450,000		SIBNEFT, Series REGS, 4.375%, 9/19/2022	414,382
300,000	[2,3]	Thai Oil PCL, Series 144A, 4.875%, 1/23/2043	255,773
300,000	[2,3]	Transport de Gas Peru, Series 144A, 4.250%, 4/30/2028	267,000
200,000		Transprtdra De Gas Intl., Series REGS, 5.700%, 3/20/2022	207,500
200,000	[2,3]	Zhaikmunai LLP, Series 144A, 7.125%, 11/13/2019	201,500
		TOTAL	11,516,606
		Paper Products—0.1%
445,000		Fibria Overseas Finance, Company Guarantee, Series REGS, 6.750%, 3/03/2021	481,268
		Pharmaceuticals—0.1%
350,000		Hypermarcas SA, Series REGS, 6.500%, 4/20/2021	355,250
		Real Estate—0.1%
200,000	[2,3]	Qatari Diar Finance QSC, Foreign Gov't. Guarantee, Series 144A, 5.000%, 7/21/2020	221,500
		Retailers—0.1%
200,000	[2,3]	Saci Falabella, Series 144A, 3.750%, 4/30/2023	184,000
		Telecommunications & Cellular—1.0%
200,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	184,673
450,000	[2,3]	Digicel Ltd., Series 144A, 6.000%, 04/15/2021	426,375
200,000	[2,3]	Qtel International Finance Ltd., Bank Guarantee, Series 144A, 5.000%, 10/19/2025	204,000
850,000	[2,3]	Qtel International Finance Ltd., Series 144A, 3.250%, 2/21/2023	775,625
400,000	[2,3]	Qtel International Finance Ltd., Series 144A, 3.875%, 1/31/2028	352,000
100,000	[2,3]	Telemovil Finance Co., Ltd., Company Guarantee, Series 144A, 8.000%, 10/01/2017	106,250
100,000		Telemovil Finance Co., Ltd., Company Guarantee, Series REGS, 8.000%, 10/01/2017	106,250
200,000	[2,3]	Telfon Celuar Del Paragu, Series 144A, 6.750%, 12/13/2022	208,000
400,000	[2,3]	Vimpelcom, Company Guarantee, Series 144A, 7.504%, 3/01/2022	415,000
450,000	[2,3]	Vimpelcom, Series 144A, 5.950%, 2/13/2023	423,000
		TOTAL	3,201,173
		Utilities—1.3%
200,000	[2,3]	Abu Dhabi National Energy Co. PJSC, Series 144A, 3.625%, 1/12/2023	186,000
650,000		Cent Elet Brasil Elebra, Series REGS, 5.75%, 10/27/2021	632,125
500,000	[2,3]	Comision Fed De Electric, Sr. Note, Series 144A, 4.875%, 5/26/2021	513,750
250,000	[2,3]	Comision Fed De Electric, Sr. Unsecd. Note, Series 144A, 5.750%, 2/14/2042	232,500
670,000	[2,3]	Dubai Electricity & Water, Sr. Unsecd. Note, Series 144A, 7.375%, 10/21/2020	753,750
200,000		Hrvatska Electroprivreda, Series REGS, 6.000%, 11/09/2017	201,800
200,000	[2,3]	Instituto Costarricense de Electricidad, Series 144A, 6.375%, 5/15/2043	181,750
400,000		Israel Electric Corp. Ltd., Series REGS, 7.250%, 1/15/2019	426,324
250,000	[2,3]	Israel Electric Corp. Ltd., Sr. Unsecd. Note, Series 144A, 6.700%, 2/10/2017	263,890
460,000		Majapahit Holding BV, Company Guarantee, Series REGS, 7.750%, 1/20/2020	506,000
150,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.390%, 12/02/2024	182,250
		TOTAL	4,080,139
		Utility - Electric—0.2%
800,000	[2,3]	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	741,805
		TOTAL CORPORATE BONDS (IDENTIFIED COST $45,273,386)	44,091,644
		FOREIGN GOVERNMENTS/AGENCIES—5.4%
		Banking—0.1%
400,000		African Export-Import Bank, Series EMTN, 5.750%, 7/27/2016	416,000
Semi-Annual Shareholder Report
8

Shares or Principal Amount			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—5.3%
$800,000		Argentina, Government of, Sr. Unsecd. Note, 7.000%, 10/03/2015	$694,000
131,667		Brazil, Government of, Note, Series A, 8.000%, 1/15/2018	148,783
1,000,000		Brazil, Government of, Sr. Unsecd. Note, 5.625%, 1/07/2041	995,000
750,000		Brazil, Government of, Sr. Unsecd. Note, 6.000%, 1/17/2017	843,750
250,000	[2,3]	Costa Rica, Government of, Series 144A, 5.625%, 4/30/2043	226,250
250,000	[2,3]	Dominican Republic, Government of, Series 144A, 5.875%, 4/18/2024	240,625
300,000		Dubai, Government of, Series EMTN, 5.250%, 01/30/2043	253,500
350,000	[2,3]	Indonesia, Government of, Series 144A, 8.500%, 10/12/2035	460,250
300,000	[2,3]	Kingdom of Morocco, Series 144A, 4.250%, 12/11/2022	264,060
215,000		Lithuania, Government of, Sr. Unsecd. Note, Series REGS, 6.125%, 3/09/2021	239,725
400,000		Panama, Government of, 6.700%, 1/26/2036	465,000
636,000		Peru, Government of, 6.550%, 3/14/2037	750,480
600,000		Philippines, Government of, 6.375%, 1/15/2032	708,000
700,000		Republic of Indonesia, Series REGS, 5.875%, 3/13/2020	757,750
300,000		Republic of Poland, Sr. Unsecd. Note, 6.375%, 7/15/2019	349,893
200,000	[2,3]	Republic of Serbia, Series 144A, 7.250%, 9/28/2021	206,000
155,000		Romania, Government of, Series EMTN, 4.875%, 11/07/2019	205,968
1,000,000		Russia, Government of, Series REGS, 5.625%, 4/04/2042	1,037,500
1,467,650		Russia, Government of, Unsub., Series REGS, 7.500%, 3/31/2030	1,718,985
100,000	[2,3]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.250%, 10/04/2020	99,000
850,000		Turkey, Government of, 3.250%, 3/23/2023	741,625
1,000,000		Turkey, Government of, 6.875%, 3/17/2036	1,115,000
350,000		Turkey, Government of, 7.000%, 9/26/2016	390,810
500,000		Turkey, Government of, Bond, 5.625%, 3/30/2021	533,750
150,000		Turkey, Government of, Note, 7.375%, 2/05/2025	177,750
500,000		United Mexican States, Note, 5.125%, 1/15/2020	549,500
1,000,000		United Mexican States, Sr. Unsecd. Note, 3.625%, 3/15/2022	980,000
425,000		Uruguay, Government of, 7.625%, 3/21/2036	536,563
100,000		Uruguay, Government of, Note, 8.000%, 11/18/2022	126,150
480,000		Venezuela, Government of, Note, 7.650%, 4/21/2025	357,600
350,000		Venezuela, Government of, Series REGS, 7.750%, 10/13/2019	290,500
		TOTAL	16,463,767
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $17,053,018)	16,879,767
		MORTGAGE-BACKED SECURITIES—3.8%
		Federal Home Loan Mortgage Corporation—0.6%
815,985		Federal Home Loan Mortgage Corp. Pool A95704, 3.500%, 30 Year, 12/1/2040	827,428
798,460		Federal Home Loan Mortgage Corp. Pool G08462, 3.500%, 30 Year, 10/1/2041	809,657
52,935		Federal Home Loan Mortgage Corp. Pool J07260, 4.500%, 15 Year, 3/1/2023	55,795
		TOTAL	1,692,880
		Federal National Mortgage Association—3.2%
869,963		Federal National Mortgage Association Pool AB7063, 3.000%, 30 Year, 11/1/2042	850,932
1,416,230		Federal National Mortgage Association Pool AK7606, 3.000%, 30 Year, 9/1/2042	1,385,250
401,183		Federal National Mortgage Association Pool AK7621, 3.000%, 30 Year, 10/1/2042	392,407
305,037		Federal National Mortgage Association Pool AO6307, 3.000%, 30 Year, 7/1/2042	298,365
86,719		Federal National Mortgage Association Pool AO8829, 3.500%, 30 Year, 7/1/2042	88,108
666,629		Federal National Mortgage Association Pool AO9674, 3.500%, 30 Year, 7/1/2042	677,306
1,145,514		Federal National Mortgage Association Pool AP0456, 2.500%, 15 Year, 7/1/2027	1,152,360
675,981		Federal National Mortgage Association Pool AP5146, 3.000%, 30 Year, 8/1/2042	661,194
481,253		Federal National Mortgage Association Pool AQ2962, 2.500%, 15 Year, 12/1/2027	484,129
Semi-Annual Shareholder Report
9

Shares or Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$1,954,539		Federal National Mortgage Association Pool AQ3642, 3.000%, 30 Year, 11/1/2042	$1,911,784
511,794		Federal National Mortgage Association Pool AQ5462, 3.000%, 30 Year, 11/1/2042	500,598
480,891		Federal National Mortgage Association Pool AQ6016, 3.000%, 30 Year, 11/1/2042	470,372
729,831		Federal National Mortgage Association Pool AQ7418, 3.000%, 30 Year, 12/1/2042	713,866
79,398		Federal National Mortgage Association Pool MA1044, 3.000%, 30 Year, 4/1/2042	77,661
446,685		Federal National Mortgage Association Pool MA1175, 3.000%, 30 Year, 9/1/2042	436,914
		TOTAL	10,101,246
		Government National Mortgage Association—0.0%
20,596		Government National Mortgage Association Pool 2796, 7.000%, 8/20/2029	23,751
11,365		Government National Mortgage Association Pool 3040, 7.000%, 2/20/2031	13,127
28,591		Government National Mortgage Association Pool 3188, 6.500%, 1/20/2032	33,236
41,445		Government National Mortgage Association Pool 3239, 6.500%, 5/20/2032	47,306
		TOTAL	117,420
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $12,503,601)	11,911,546
		U.S. TREASURY—0.2%
619,050	[4]	U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021 (IDENTIFIED COST $679,961)	638,086
		MUTUAL FUND—27.5%
12,666,294	[5]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $85,338,221)	85,877,475
		Repurchase Agreement—4.1%
12,745,000		Interest in $3,450,000,000 joint repurchase agreement 0.15%, dated 6/28/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,450,043,125 on 7/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $3,519,043,988. (AT COST)	12,745,000
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $306,033,988)[6]	313,188,825
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[7]	(767,654)
		TOTAL NET ASSETS—100%	$312,421,171
At June 30, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[3]United States Treasury Note 5-Year Long Futures	85	$10,288,984	September 2013	$(178,824)
[3]United States Long Bond Short Futures	65	$8,829,844	September 2013	$394,097
[3]United States Treasury Bond Ultra Long Short Futures	90	$13,258,125	September 2013	$588,875
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$804,148
At June 30, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
7/2/2013	13,453,733 Norwegian Krone	$2,233,096	$(18,252)
Contracts Sold:
7/3/2013	138,006 Canadian Dollar	$131,671	$450
9/5/2013	159,760 Euro	$210,826	$2,816
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(14,986)
Net Unrealized Appreciation/Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report
10

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2013, these restricted securities amounted to $35,157,191, which represented 11.3% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2013, these liquid restricted securities amounted to $35,157,191, which represented 11.3% of total net assets.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated holding.
6	The cost of investments for federal tax purposes amounts to $305,998,429.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$54,102,953	$—	$—	$54,102,953
International	35,940,656	—	—	35,940,656
Preferred Stocks
Domestic	20,901,779	14,527,112	—	35,428,891
International	4,225,862	—	—	4,225,862
Debt Securities:
Adjustable Rate Mortgage	—	30,564	—	30,564
Asset-Backed Security	—	219,247	—	219,247
Commercial Mortgage-Backed Security	—	913,149	—	913,149
Collateralized Mortgage Obligations	—	10,183,985	—	10,183,985
Corporate Bonds	—	44,091,644	—	44,091,644
Foreign Governments/Agencies	—	16,879,767	—	16,879,767
Mortgage-Backed Securities	—	11,911,546	—	11,911,546
U.S. Treasury	—	638,086	—	638,086
Mutual Fund	85,877,475	—	—	85,877,475
Repurchase Agreement	—	12,745,000	—	12,745,000
TOTAL SECURITIES	$201,048,725	$112,140,100	$—	$313,188,825
OTHER FINANCIAL INSTRUMENTS*	$786,346	$2,816	$—	$789,162
*	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2013	Year Ended December 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.56	$9.22	$9.15	$8.67	$7.25	$9.62
Income From Investment Operations:
Net investment income[1]	0.35	0.44	0.43	0.39	0.46	0.45
Net realized and unrealized gain (loss) on investments, written options, futures contracts, swap contracts and foreign currency transactions	0.37	0.77	0.00[2]	0.61	1.45	(2.32)
TOTAL FROM INVESTMENT OPERATIONS	0.72	1.21	0.43	1.00	1.91	(1.87)
Less Distributions:
Distributions from net investment income	(0.30)	(0.29)	(0.36)	(0.52)	(0.49)	(0.50)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	(0.58)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.30)	(0.87)	(0.36)	(0.52)	(0.49)	(0.50)
Net Asset Value, End of Period	$9.98	$9.56	$9.22	$9.15	$8.67	$7.25
Total Return[3]	7.52%	13.55%	4.77%	12.08%	28.28%	(20.38)%
Ratios to Average Net Assets:
Net expenses	0.79%[4]	0.82%	1.02%[5]	1.13%[5]	1.13%[5]	1.13%[5]
Net investment income	6.88%[4]	4.75%	4.74%	4.50%	6.03%	5.23%
Expense waiver/reimbursement[6]	0.16%[4]	0.16%	0.16%	0.33%	0.68%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$312,421	$235,409	$122,494	$54,450	$36,913	$32,549
Portfolio turnover	26%	27%	114%	96%	69%	95%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	26%	27%	113%	96%	69%	94%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.02%, 1.11%, 1.12% and 1.13% for the years ended December 31, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities
June 30, 2013 (unaudited)
Assets:
Total investment in securities, at value including $85,877,475 of investment in an affiliated holding (Note 5) (identified cost $306,033,988)		$313,188,825
Cash		234,508
Cash denominated in foreign currencies (identified cost $308,511)		293,285
Income receivable		1,587,619
Receivable for investments sold		5,719,262
Receivable for shares sold		1,398,141
Unrealized appreciation on foreign exchange contracts		3,266
TOTAL ASSETS		322,424,906
Liabilities:
Payable for investments purchased	$9,607,000
Payable for shares redeemed	216,959
Unrealized depreciation on foreign exchange contracts	18,252
Payable for daily variation margin	121,133
Accrued expenses (Note 5)	40,391
TOTAL LIABILITIES		10,003,735
Net assets for 31,314,227 shares outstanding		$312,421,171
Net Assets Consist of:
Paid-in capital		$287,923,141
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		7,937,172
Accumulated net realized gain on investments, written options, futures contracts, swap contracts and foreign currency transactions		6,804,195
Undistributed net investment income		9,756,663
TOTAL NET ASSETS		$312,421,171
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$312,421,171 ÷ 31,314,227 shares outstanding, no par value, unlimited shares authorized		$9.98
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Operations
Six Months Ended June 30, 2013 (unaudited)
Investment Income:
Dividends (including $5,133,430 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $122,205)		$9,184,874
Interest		1,697,146
TOTAL INCOME		10,882,020
Expenses:
Investment adviser fee (Note 5)	$1,064,435
Administrative fee (Note 5)	145,153
Custodian fees	12,054
Transfer agent fee	11,269
Directors'/Trustees' fees (Note 5)	1,039
Auditing fees	14,464
Legal fees	5,577
Portfolio accounting fees	56,127
Printing and postage	30,139
Insurance premiums (Note 5)	2,267
Miscellaneous (Note 5)	1,688
TOTAL EXPENSES	1,344,212
Reimbursement of investment adviser fee (Note 5)	(222,759)
Net expenses		1,121,453
Net investment income		9,760,567
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions		3,287,293
Net realized gain on futures contracts		11,540,913
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency		(7,824,648)
Net change in unrealized depreciation of futures contracts		1,135,873
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions		8,139,431
Change in net assets resulting from operations		$17,899,998
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2013	Year Ended 12/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,760,567	$8,061,674
Net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	14,828,206	3,435,964
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	(6,688,775)	8,838,598
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	17,899,998	20,336,236
Distributions to Shareholders:
Distributions from net investment income	(8,231,272)	(4,110,897)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	(8,254,819)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,231,272)	(12,365,716)
Share Transactions:
Proceeds from sale of shares	90,121,914	121,091,557
Net asset value of shares issued to shareholders in payment of distributions declared	8,231,272	12,365,716
Cost of shares redeemed	(31,009,667)	(28,513,054)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	67,343,519	104,944,219
Change in net assets	77,012,245	112,914,739
Net Assets:
Beginning of period	235,408,926	122,494,187
End of period (including undistributed net investment income of $9,756,663 and $8,227,368, respectively)	$312,421,171	$235,408,926
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Notes to Financial Statements
June 30, 2013 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Managed Volatility Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to achieve high current income and moderate capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which is an agreement between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk, market risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
The average notional value of long and short futures contracts held by the Fund throughout the period was $120,202,643 and $15,313,460, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “ swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to manage sector or asset class risk. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities and periodic payments are reported as Net realized gain (loss) on swap contracts in the Statement of Operations.
At June 30, 2013, the Fund had no outstanding swap contracts.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $2,608 and $520, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign exchange contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
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Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts			Payable for daily variation margin	$(804,148)*
Foreign exchange contracts	Receivable for foreign exchange contracts	$3,266	Payable for foreign exchange contracts	$18,252
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$3,266		$(785,896)
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Interest rate contracts	$11,540,913	$—	$11,540,913
Foreign exchange contracts	—	19,397	19,397
TOTAL	$11,540,913	$19,397	$11,560,310
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Interest rate contracts	$1,135,873	$—	$1,135,873
Foreign exchange contracts	—	(14,986)	(14,986)
TOTAL	$1,135,873	$(14,986)	$1,120,887
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2013	Year Ended 12/31/2012
Shares sold	8,902,135	13,074,734
Shares issued to shareholders in payment of distributions declared	827,263	1,352,923
Shares redeemed	(3,040,940)	(3,087,364)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	6,688,458	11,340,293
4. FEDERAL TAX INFORMATION
At June 30, 2013, the cost of investments for federal tax purposes was $305,998,429. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized depreciation resulting from the translation of FCs to U.S. dollars of assets and liabilities other than investments in securities;(b) outstanding foreign currency commitments; and (c) futures contracts was $7,190,396. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,142,505 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,952,109.
At December 31, 2012, the Fund had a capital loss carryforward of $7,520,238 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2015	$242,743	NA	$242,743
2016	$4,559,873	NA	$4,559,873
2017	$2,717,622	NA	$2,717,622
As a result of the tax-free transfer of assets from Federated Equity Income Fund II and EquiTrust Variable Insurance Series Fund-Managed Portfolio, the use of certain capital loss carryforwards listed above may be limited.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.
Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended June 30, 2013, the Sub-Adviser earned a fee of $197,707.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Effective February 15, 2013, the Fund agreed to pay FAS an annual Administrative Service Charge of $125,000 for administrative and compliance services related to Commodities Futures Trading Commission Rule 4.5. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2013, the fee paid to FAS was 0.102% of average daily net assets of the Fund.
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Expense Limitation
Effective May 1, 2013, the Adviser and certain of its affiliates (which may include FAS) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.83% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended June 30, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,145,225 and $188,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended June 30, 2013, the Adviser reimbursed $222,759. Transactions involving the affiliated holding during the six months ended June 30, 2013, were as follows:
Federated High Income Bond Fund II, Primary Shares
Balance of Shares Held 12/31/2012	8,509,999
Purchases/Additions	4,156,295
Sales/Reductions	—
Balance of Shares Held 6/30/2013	12,666,294
Value	$85,877,475
Dividend Income	$5,133,430
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in Federated High Income Bond Fund II (IFHIBF), a portfolio of Federated Insurance Series, which is managed by Federated Investment Management Company, the Fund's Sub-Adviser. The investment objective of IFHIBF is to achieve high current income by investing primarily in a diversified portfolio of high-yield, lower-rated corporate bonds. Income distributions from IFHIBF are declared and paid annually, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from IFHIBF are declared and paid annually, and are recorded by the Fund as capital gains.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2013, were as follows:
Purchases	$153,306,287
Sales	$61,426,042
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
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At June 30, 2013, the diversification of countries was as follows:
Country	Percentage of Net Assets
United States	39.0%
Canada	4.4%
Great Britain	2.4%
Brazil	2.3%
Mexico	2.3%
Russia	2.3%
Luxembourg	1.3%
France	1.2%
Bermuda	1.1%
Turkey	1.1%
Venezuela	0.9%
Indonesia	0.7%
Isle of Man	0.7%
Norway	0.7%
Netherlands	0.6%
Peru	0.6%
Italy	0.5%
United Arab Emirates	0.5%
Cayman Islands	0.4%
Chile	0.4%
China	0.4%
Colombia	0.4%
Kazakhstan	0.4%
Qatar	0.4%
Switzerland	0.4%
Philippines	0.3%
Argentina	0.2%
Dominican Republic	0.2%
Ireland	0.2%
Israel	0.2%
Panama	0.2%
Thailand	0.2%
Uruguay	0.2%
British Virgin Islands	0.1%
Costa Rica	0.1%
Croatia	0.1%
Egypt	0.1%
El Salvador	0.1%
Hong Kong	0.1%
India	0.1%
Jamaica	0.1%
Lithuania	0.1%
Morocco	0.1%
Poland	0.1%
Paraguay	0.1%
Romania	0.1%
Serbia	0.1%
South Africa	0.1%
Marshall Islands	0.0%[1]
Sri Lanka	0.0%[1]
1	Represents less than 0.1%.
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8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2013, there were no outstanding loans. During the six months ended June 30, 2013, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2013, there were no outstanding loans. During the six months ended June 30, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Expenses Paid During Period[1]
Actual	$1,000	$1,075.20	$4.06
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.88	$3.96
1	Expenses are equal to the Fund's annualized net expense ratio of 0.79%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Managed Volatility Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “ Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the
Semi-Annual Shareholder Report
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Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was at the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “ Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Managed Volatility Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916108
G00433-03 (8/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2013
Federated Fund for U.S. Government Securities II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2013 through June 30, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2013, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	52.4%
U.S. Government Agency Commercial Mortgage-Backed Securities	16.6%
U.S. Treasury Securities	10.8%
Non-Agency Commercial Mortgage-Backed Securities	8.8%
Non-Agency Mortgage-Backed Securities	5.3%
U.S. Government Agency Securities	3.1%
Derivative Contracts[2]	0.1%
Repurchase Agreements—Collateral[3]	9.2%
Other Assets and Liabilities—Net[4]	(6.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative Contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending and/or dollar-roll transactions, as well as cash held to cover payments on when-issued and delayed-delivery transactions.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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1

Portfolio of Investments
June 30, 2013 (unaudited)
Principal Amount			Value
		U.S. TREASURY—10.8%
		U.S. Treasury Bonds—1.9%
$2,000,000		3.750%, 8/15/2041	$2,111,531
1,250,000		4.375%, 5/15/2040	1,465,859
370,000		7.500%, 11/15/2024	548,213
		TOTAL	4,125,603
		U.S. Treasury Notes—8.9%
5,000,000		0.250%, 1/31/2015	4,998,892
2,000,000		1.500%, 8/31/2018	2,004,495
3,000,000	[1]	2.625%, 6/30/2014	3,072,305
5,500,000		3.125%, 5/15/2021	5,900,024
3,687,250	[2]	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2016	3,780,843
		TOTAL	19,756,559
		TOTAL U.S. TREASURY (IDENTIFIED COST $23,428,096)	23,882,162
		GOVERNMENT AGENCIES—3.1%
		Federal Farm Credit System—0.6%
1,000,000		5.750%, 12/7/2028	1,274,469
		Federal Home Loan Bank System—0.7%
1,100,000		7.125%, 2/15/2030	1,572,660
		Federal Home Loan Mortgage Corporation—0.8%
1,500,000		5.625%, 11/23/2035	1,644,406
72,000		6.750%, 9/15/2029	97,834
		TOTAL	1,742,240
		Tennessee Valley Authority Bonds—1.0%
2,000,000		Tennessee Valley Authority, 4.650%, 6/15/2035	2,145,806
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $5,625,609)	6,735,175
		MORTGAGE-BACKED SECURITIES—52.4%
		Federal Home Loan Mortgage Corporation—20.5%
3,000,000	[3]	3.000%, 7/1/2043	2,923,828
11,897,756	[3]	3.500%, 6/1/2032 - 7/1/2043	12,139,692
10,087,204		4.500%, 6/1/2019 - 4/1/2041	10,625,007
6,109,509		5.000%, 7/1/2019 - 6/1/2040	6,534,413
8,021,585		5.500%, 12/1/2020 - 3/1/2040	8,657,448
2,448,032		6.000%, 1/1/2014 - 7/1/2037	2,661,757
388,005		6.500%, 12/1/2021 - 5/1/2031	435,788
916,428		7.000%, 12/1/2029 - 4/1/2032	1,070,424
95,529		7.500%, 9/1/2030 - 1/1/2031	111,680
11,609		8.500%, 5/1/2030	13,843
5,523		9.000%, 2/1/2025 - 5/1/2025	6,502
		TOTAL	45,180,382
		Federal National Mortgage Association—18.9%
3,162,816	[3]	3.500%, 3/1/2033 - 7/1/2043	3,212,977
14,692,180		4.000%, 12/1/2041 - 9/1/2042	15,358,469
10,621,118		4.500%, 12/1/2019 - 2/1/2042	11,301,881
2,944,421		5.000%, 7/1/2034 - 7/1/2040	3,172,659
2,513,878		5.500%, 11/1/2021 - 4/1/2036	2,731,707
4,422,221		6.000%, 5/1/2014 - 3/1/2038	4,798,033
Semi-Annual Shareholder Report
2

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$372,792		6.500%, 6/1/2029 - 11/1/2035	$423,308
487,991		7.000%, 3/1/2015 - 4/1/2032	558,942
18,284		7.500%, 8/1/2028 - 2/1/2030	21,348
16,549		8.000%, 7/1/2030	19,740
		TOTAL	41,599,064
		Government Agency—1.4%
3,191,789	[4,5]	FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	3,133,681
		Government National Mortgage Association—11.6%
9,004,201		3.500%, 6/15/2042	9,246,540
8,137,967		4.500%, 6/20/2039 - 8/20/2040	8,686,810
1,210,778		5.000%, 7/15/2034	1,314,073
1,004,602		5.500%, 5/20/2035	1,113,813
3,827,663		6.000%, 4/15/2032 - 7/20/2038	4,229,805
814,502		6.500%, 12/15/2023 - 5/15/2032	941,994
32,350		7.500%, 10/15/2026 - 3/20/2030	37,973
3,119		8.000%, 4/15/2030	3,700
7,627		9.500%, 11/15/2016	8,032
		TOTAL	25,582,740
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $112,919,235)	115,495,867
		COLLATERALIZED MORTGAGE OBLIGATIONS—5.3%
		Non-Agency Mortgage-Backed Securities—5.3%
1,390,698		Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	1,394,829
1,410,267		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	1,301,647
2,495,163	[4,5]	Credit Suisse Commercial Mortgage Trust, Class A2, 3.000%, 5/25/2043	2,458,759
499,550		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	429,140
1,518,886	[4,5]	Credit Suisse Mortgage Capital Certificate 2012-CIM2, Class A1, 3.000%, 6/25/2042	1,516,436
473,617		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	460,106
124,578		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	123,093
381,167		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	388,104
912,556		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	928,442
1,089,632		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	1,106,607
1,900,717		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	1,672,253
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $12,165,428)	11,779,416
		Commercial Mortgage-Backed Securities—25.4%
		Agency Commercial Mortgage-Backed Securities—16.6%
3,450,000		FHLMC REMIC K704 A2, 2.412%, 8/25/2018	3,511,462
4,000,000		FHLMC REMIC K703 A2, 2.699%, 5/25/2018	4,137,982
3,432,804		FHLMC REMIC K010 A1, 3.320%, 7/25/2020	3,636,337
4,000,000		FNMA REMIC 2013-M1 ASQ2, 1.074%, 11/25/2016	3,974,121
2,952,115		FNMA REMIC 2011-M7 A1, 2.049%, 9/25/2018	3,021,459
6,000,000		FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	6,158,596
2,500,000	[4,5]	FREMF Mortgage Trust 2013-K25, 3.617%, 11/25/2045	2,174,164
2,750,000	[4,5]	FREMF Mortgage Trust 2013-K502, 2.842%, 3/25/2045	2,619,969
4,000,000	[4,5]	FREMF Mortgage Trust 2013-K713, 3.165%, 4/25/2046	3,662,484
3,679,092		NCUA Guaranteed Notes 2010-C1, 1.600%, 10/29/2020	3,721,490
		TOTAL	36,618,064
		Non-Agency Commercial Mortgage-Backed Securities—8.8%
2,551,919	[4,5]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	2,647,470
3,380,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A2, 2.256%, 12/10/2044	3,445,352
Semi-Annual Shareholder Report
3

Principal Amount			Value
		Commercial Mortgage-Backed Securities—continued
		Non-Agency Commercial Mortgage-Backed Securities—continued
$2,650,000	[4,5]	DBUBS Mortgage Trust 2011-LC2A, Class A2, 3.386%, 7/10/2044	$2,789,263
2,340,875	[4,5]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	2,499,690
2,532,998	[4,5]	JPMorgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	2,613,790
2,100,000	[4,5]	JPMorgan Chase Commercial Mortgage Securities 2011-C4, Class A2, 3.341%, 7/15/2046	2,204,230
1,531,860		Morgan Stanley Capital I 2012-C4, Class A1, 1.085%, 3/15/2045	1,529,509
1,500,000	[4,5]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.240%, 3/15/2044	1,570,576
		TOTAL	19,299,880
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $55,730,728)	55,917,944
		Repurchase Agreements—9.2%
10,184,000	[6,7]	Interest in $203,804,000 joint repurchase agreement 0.07%, dated 6/13/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $203,816,681 on 7/15/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2043 and the market value of those underlying securities was $208,132,682.	10,184,000
6,305,000	[7]	Interest in $3,450,000,000 joint repurchase agreement 0.15%, dated 6/28/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,450,043,125 on 7/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $3,519,043,988.	6,305,000
3,858,000		Interest in $3,450,000,000 joint repurchase agreement 0.15%, dated 6/28/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,450,043,125 on 7/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $3,519,043,988 (purchased with proceeds from securities lending collateral).	3,858,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	20,347,000
		TOTAL INVESTMENTS—106.2% (IDENTIFIED COST $230,216,096)[8]	234,157,564
		OTHER ASSETS AND LIABILITIES – NET—(6.2)%[9]	(13,566,919)
		TOTAL NET ASSETS—100%	$220,590,645
At June 30, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[10]United States Treasury Note 10-Year (CBT) Short Futures	50	$6,328,125	September 2013	$142,466
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	All or a portion of this security is temporarily on loan to an unaffiliated broker/dealer.
3	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2013, these restricted securities amounted to $29,890,512, which represented 13.6% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2013, these liquid restricted securities amounted to $29,890,512, which represented 13.6% of total net assets.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
8	The cost of investments for federal federal tax purposes amounts to $229,701,783.
9	Assets, other than investments in securities, less liabilities.
10	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2013.
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4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury Obligations	$—	$23,882,162	$—	$23,882,162
Government Agencies	—	6,735,175	—	6,735,175
Mortgage-Backed Securities	—	115,495,867	—	115,495,867
Collateralized Mortgage Obligations	—	11,779,416	—	11,779,416
Commercial Mortgage-Backed Securities	—	55,917,944	—	55,917,944
Repurchase Agreements	—	20,347,000	—	20,347,000
TOTAL SECURITIES	$—	$234,157,564	$—	$234,157,564
OTHER FINANCIAL INSTRUMENTS*	$142,466	$—	$—	$142,466
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
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5

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2013	Year Ended December 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.55	$11.66	$11.50	$11.45	$11.45	$11.53
Income From Investment Operations:
Net investment income	0.13[1]	0.30[1]	0.35[1]	0.37[1]	0.54	0.56
Net realized and unrealized gain (loss) on investments and futures contracts	(0.40)	0.03	0.29	0.20	0.03	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	(0.27)	0.33	0.64	0.57	0.57	0.48
Less Distributions:
Distributions from net investment income	(0.37)	(0.44)	(0.48)	(0.52)	(0.57)	(0.56)
Net Asset Value, End of Period	$10.91	$11.55	$11.66	$11.50	$11.45	$11.45
Total Return[2]	(2.41)%	2.98%	5.78%	5.17%	5.21%	4.28%
Ratios to Average Net Assets:
Net expenses	0.76%[3]	0.76%	0.74%	0.74%	0.74%	0.73%
Net investment income	2.30%[3]	2.60%	3.10%	3.25%	3.64%	4.30%
Expense waiver/reimbursement[4]	0.01%[3]	0.01%	0.02%	0.01%	0.01%	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$220,591	$246,569	$281,306	$306,894	$342,705	$393,122
Portfolio turnover	45%	127%	157%	138%	165%	163%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	20%	31%	51%	41%	39%	25%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
June 30, 2013 (unaudited)
Assets:
Total investment in securities, at value including $3,588,840 of securities loaned (identified cost $230,216,096)		$234,157,564
Cash		840
Income receivable		716,735
Receivable for shares sold		8,211
Receivable for daily variation margin		3,906
TOTAL ASSETS		234,887,256
Liabilities:
Payable for investments purchased	$10,184,278
Payable for shares redeemed	232,690
Payable for collateral due to broker for securities lending	3,858,000
Payable for Directors'/Trustees' fees (Note 5)	548
Accrued expenses (Note 5)	21,095
TOTAL LIABILITIES		14,296,611
Net assets for 20,214,379 shares outstanding		$220,590,645
Net Assets Consist of:
Paid-in capital		$213,164,404
Net unrealized appreciation of investments and futures contracts		4,083,934
Accumulated net realized gain on investments and futures contracts		655,986
Undistributed net investment income		2,686,321
TOTAL NET ASSETS		$220,590,645
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$220,590,645 ÷ 20,214,379 shares outstanding, no par value, unlimited shares authorized		$10.91
See Notes which are an integral part of the Financial Statements
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7

Statement of Operations
Six Months Ended June 30, 2013 (unaudited)
Investment Income:
Interest (including income on securities loaned of $254)		$3,581,215
Expenses:
Investment adviser fee (Note 5)	$701,513
Administrative fee (Note 5)	91,176
Custodian fees	10,364
Transfer agent fee	11,213
Directors'/Trustees' fees (Note 5)	979
Auditing fees	10,661
Legal fees	3,911
Portfolio accounting fees	54,713
Printing and postage	16,784
Insurance premiums (Note 5)	2,174
Miscellaneous (Note 5)	560
TOTAL EXPENSES	904,048
Waiver of investment adviser fee (Note 5)	(9,736)
Net expenses		894,312
Net investment income		2,686,903
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments		514,238
Net realized gain on futures contracts		73,604
Net change in unrealized appreciation of investments		(8,852,928)
Net change in unrealized appreciation of futures contracts		128,907
Net realized and unrealized loss on investments and futures contracts		(8,136,179)
Change in net assets resulting from operations		$(5,449,276)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2013	Year Ended 12/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,686,903	$6,801,030
Net realized gain on investments and futures contracts	587,842	137,914
Net change in unrealized appreciation/depreciation of investments and futures contracts	(8,724,021)	790,820
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(5,449,276)	7,729,764
Distributions to Shareholders:
Distributions from net investment income	(7,602,159)	(10,250,353)
Share Transactions:
Proceeds from sale of shares	5,826,773	20,715,587
Net asset value of shares issued to shareholders in payment of distributions declared	7,602,159	10,250,353
Cost of shares redeemed	(26,356,102)	(63,181,632)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(12,927,170)	(32,215,692)
Change in net assets	(25,978,605)	(34,736,281)
Net Assets:
Beginning of period	246,569,250	281,305,531
End of period (including undistributed net investment income of $2,686,321 and $7,601,577, respectively)	$220,590,645	$246,569,250
See Notes which are an integral part of the Financial Statements
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9

Notes to Financial Statements
June 30, 2013 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform
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10

Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which is an agreement between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
The average notional value of short futures contracts held by the Fund throughout the period was $6,548,103. This is based on amounts held as of each month-end throughout the six-month fiscal period.
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Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of June 30, 2013, the security subject to this type of arrangement and related collateral was as follows:
Market Value of Security Loaned	Market Value of Collateral
$3,588,840	$3,858,000
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$142,466*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$73,604
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$128,907
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2013	Year Ended 12/31/2012
Shares sold	513,360	1,800,415
Shares issued to shareholders in payment of distributions declared	681,197	911,953
Shares redeemed	(2,330,517)	(5,488,209)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,135,960)	(2,775,841)
4. FEDERAL TAX INFORMATION
At June 30, 2013, the cost of investments for federal tax purposes was $229,701,783. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $4,445,781. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,580,166 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,124,385.
At December 31, 2012, the Fund had a capital loss carryforward of $98,280 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforward and expiration year:
Expiration Year	Short-Term	Long-Term	Total
2017	$98,280	NA	$98,280
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2013, the Adviser voluntarily waived $9,736 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.76% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
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13

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2013, were as follows:
Purchases	$19,155,147
Sales	$8,070,166
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2013, there were no outstanding loans. During the six months ended June 30, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2013, there were no outstanding loans. During the six months ended June 30, 2013, the program was not utilized.
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14

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Expenses Paid During Period[1]
Actual	$1,000	$975.90	$3.72
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.03	$3.81
1	Expenses are equal to the Fund's annualized net expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Fund for U.S. Government Securities II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “ Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these
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efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “ Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Fund for U.S. Government Securities II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916207
G00433-01 (8/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2013
Share Class
Primary
Service

Federated High Income Bond Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2013 through June 30, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2013, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	14.5%
Health Care	9.4%
Energy	8.6%
Media—Non-Cable	6.9%
Food & Beverage	5.7%
Financial Institutions	4.9%
Automotive	4.8%
Packaging & Containers	4.7%
Retailers	4.5%
Building Materials	3.8%
Wireless Communications	3.5%
Other[2]	25.4%
Other Assets and Liabilities—Net[3]	3.3%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
June 30, 2013 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—96.4%
		Aerospace/Defense—1.0%
$150,000	[1]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	$120,750
700,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	700,000
500,000	[1,2]	TransDigm, Inc., 7.50%, 7/15/2021	512,500
1,150,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	1,216,125
200,000	[1,2]	TransDigm, Inc., Series 144A, 5.50%, 10/15/2020	190,000
		TOTAL	2,739,375
		Automotive—4.7%
425,000	[1,2]	Affinia Group, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 5/1/2021	430,312
500,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	531,250
275,000		American Axle & Manufacturing Holdings, Inc., 6.25%, 3/15/2021	280,844
875,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	892,500
475,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	524,875
700,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	776,125
425,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	452,625
325,000		Delphi Corp., 5.00%, 2/15/2023	335,563
625,000	[3,4]	Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	387,500
550,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	605,000
875,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	879,375
250,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 5.625%, 2/1/2023	243,750
1,025,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	1,132,625
450,000	[1,2]	Lear Corp., Sr. Unsecd. Note, Series 144A, 4.75%, 1/15/2023	429,750
725,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	721,375
400,000	[1,2]	Schaeffler AG, 4.75%, 5/15/2021	382,000
400,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	444,000
825,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	924,000
450,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	483,750
429,000		Tomkins LLC/Tomkins, Inc., Term Loan—2nd Lien, 9.00%, 10/1/2018	469,755
74,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	78,810
1,525,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	1,563,125
		TOTAL	12,968,909
		Building Materials—3.8%
100,000	[1,2]	American Builders & Contractors Supply Co. Inc., Series 144A, 5.625%, 4/15/2021	98,500
450,000		Anixter International, Inc., 5.625%, 5/1/2019	468,000
200,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	213,000
300,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	322,500
75,000		HD Supply, Inc., Sr. Sub., 10.50%, 1/15/2021	77,906
700,000		Interline Brands, Inc., Company Guarantee, 7.50%, 11/15/2018	738,500
950,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	1,026,000
675,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	730,688
1,100,000		Norcraft Cos. L.P., Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	1,142,625
325,000	[1,2]	Nortek, Inc., Sr. Note, Series 144A, 8.50%, 4/15/2021	346,125
400,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	436,000
950,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	1,021,250
165,000		Ply Gem Industries, Inc., Series WI, 9.375%, 4/15/2017	175,313
895,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	957,650
425,000	[1,2]	RSI Home Products Inc., Series 144A, 6.875%, 3/1/2018	436,688
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$950,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	$973,750
700,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	701,750
625,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	682,812
		TOTAL	10,549,057
		Chemicals—2.4%
150,000	[1,2]	Ashland, Inc., Series 144A, 3.875%, 4/15/2018	149,063
150,000	[1,2]	Ashland, Inc., Series 144A, 4.75%, 8/15/2022	148,875
325,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	347,750
1,075,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	1,100,531
100,000	[1,2]	Georgia Gulf Corp., 4.875%, 5/15/2023	95,375
175,000	[1,2]	Georgia Gulf Corp., Series 144A, 4.625%, 2/15/2021	168,656
625,000	[1,2]	Hexion U.S. Finance Corp., Series 144A, 6.625%, 4/15/2020	626,562
775,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	794,375
525,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	504,000
275,000		Huntsman International LLC, Company Guarantee, 8.625%, 3/15/2021	303,188
275,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	272,938
550,000		Momentive Performance Materials, Inc., Series WI, 10.00%, 10/15/2020	574,750
950,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	992,750
275,000	[1,2]	Rentech Nitrogen Partners LP, Sr. Secd. 2nd Priority Note, 6.50%, 4/15/2021	273,281
225,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	277,912
		TOTAL	6,630,006
		Construction Machinery—0.6%
325,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	365,625
1,150,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	1,250,625
		TOTAL	1,616,250
		Consumer Products—3.3%
1,125,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	1,150,312
250,000	[1,2]	Apex Tool Group, Sr. Unsecd. Note, Series 144A, 7.00%, 2/1/2021	255,625
350,000	[1,2]	First Quality Finance Co. Inc., 4.625%, 5/15/2021	334,250
850,000	[1,2]	Freedom Group, Inc., Series 144A, 7.875%, 5/1/2020	884,000
743,000		Libbey Glass, Inc., Series WI, 6.875%, 5/15/2020	781,079
225,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	240,750
225,000		Prestige Brands Holdings, Inc., Series WI, 8.125%, 2/1/2020	246,937
925,000		ServiceMaster Co., 7.00%, 8/15/2020	882,219
275,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	266,750
150,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	128,250
1,000,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	1,002,500
1,125,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	1,191,094
275,000	[1,2]	Springs Industries, Inc., Sr. Secd. Note, Series 144A, 6.25%, 6/1/2021	270,188
1,300,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	1,205,750
250,000	[1,2]	Wolverine World Wide, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 10/15/2020	259,375
		TOTAL	9,099,079
		Energy—8.6%
675,000	[3,4]	ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	10,125
1,150,000		Antero Resources Corp., 6.00%, 12/1/2020	1,138,500
600,000	[1,2]	Athlon Holdings LP, Sr. Note, Series 144A, 7.375%, 4/15/2021	594,000
125,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	124,063
525,000		Basic Energy Services, Inc., Series WI, 7.75%, 10/15/2022	521,062
825,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	862,125
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy—continued
$875,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	$975,625
125,000		Chaparral Energy, Inc., Series WI, 7.625%, 11/15/2022	128,125
75,000		Chesapeake Energy Corp., 5.375%, 6/15/2021	74,813
75,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	76,125
1,350,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	1,471,500
750,000	[1,2]	Chesapeake Oilfield Services Co., Sr. Note, Series 144A, 6.625%, 11/15/2019	746,250
400,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	419,500
400,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	406,000
450,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	459,000
600,000		Comstock Resources, Inc., Sr. Secd. Note, 9.50%, 6/15/2020	651,000
525,000		Concho Resources, Inc., 5.50%, 4/1/2023	519,750
450,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	486,000
350,000	[1,2]	Continental Resources, Inc., Series 144A, 4.50%, 4/15/2023	340,812
1,000,000		EP Energy/EP Finance, Inc., Series WI, 9.375%, 5/1/2020	1,135,000
365,013	[1,2]	EP Energy/EP Finance, Inc., Sr. PIK Deb., Series 144A, 8.125%, 12/15/2017	374,138
650,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	716,625
600,000		Forbes Energy Services Ltd., Company Guarantee, Series WI, 9.00%, 6/15/2019	594,000
975,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	921,375
400,000		Halcon Resources Corp., Sr. Unsecd. Note, 8.875%, 5/15/2021	390,000
400,000		Halcon Resources Corp., Sr. Unsecd. Note, 9.75%, 7/15/2020	401,000
425,000	[1,2]	Kodiak Oil & Gas Corp., Series 144A, 5.50%, 1/15/2021	414,906
575,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	579,312
225,000		Linn Energy LLC, Series WI, 6.50%, 5/15/2019	221,063
500,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	527,500
375,000		Lone Pine Resources Canada Ltd., Series WI, 10.375%, 2/15/2017	273,750
1,150,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	1,121,250
575,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	583,625
375,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	388,125
650,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	669,500
325,000	[1,2]	Ocean Rig Norway AS, Sr. Secd. Note, Series 144A, 6.50%, 10/1/2017	325,813
750,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	798,750
275,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	291,710
275,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	270,188
275,000	[1,2]	SM Energy Co., Sr. Note, Series 144A, 5.00%, 1/15/2024	263,313
550,000		Sandridge Energy, Inc., Series WI, 8.125%, 10/15/2022	547,250
325,000		Sesi LLC, Series WI, 7.125%, 12/15/2021	352,625
425,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	440,937
1,100,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	1,141,250
		TOTAL	23,747,380
		Entertainment—0.9%
700,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	766,500
125,000	[1,2]	Cedar Fair LP, Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2021	120,469
100,000		Cinemark USA, Inc., 5.125%, 12/15/2022	97,000
325,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	354,250
775,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
375,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	402,187
750,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	725,625
		TOTAL	2,466,031
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Environmental—0.2%
$550,000	[1,2]	ADS Waste Escrow, Sr. Unsecd. Note, Series 144A, 8.25%, 10/1/2020	$563,750
		Financial Institutions—4.7%
250,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	289,063
325,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	392,438
1,375,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	1,603,594
1,500,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	1,609,765
275,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	288,418
400,000		CIT Group, Inc., 5.00%, 5/15/2017	410,500
850,000		CIT Group, Inc., 5.25%, 3/15/2018	877,625
150,000		CIT Group, Inc., 5.375%, 5/15/2020	154,313
400,000	[1,2]	CIT Group, Inc., Series 144A, 4.75%, 2/15/2015	407,500
150,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	162,750
550,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	554,812
150,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 2.75%, 5/15/2016	147,844
100,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 3.25%, 5/15/2018	97,500
100,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 4.25%, 5/15/2023	93,375
375,000		International Lease Finance Corp., 4.625%, 4/15/2021	345,703
625,000		International Lease Finance Corp., 5.875%, 8/15/2022	619,687
150,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	154,873
250,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	281,563
600,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	659,250
1,400,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	1,566,250
575,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	589,375
225,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	234,000
1,375,000	[1,2]	Nuveen Investments, Inc., Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	1,375,000
		TOTAL	12,915,198
		Food & Beverage—5.7%
1,575,000	[1,2]	Aramark Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2020	1,618,312
500,000		B&G Foods, Inc., Sr. Note, 4.625%, 6/1/2021	478,750
250,000		Constellation Brands, Inc., 4.25%, 5/1/2023	236,563
925,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	1,049,875
1,900,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	1,961,750
1,750,000	[1,2]	H.J. Heinz Co., 4.25%, 10/15/2020	1,677,812
1,700,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	1,870,000
1,100,000	[1,2]	Michael Foods, Inc., Series 144A, 8.50%, 7/15/2018	1,135,750
1,250,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/1/2021	1,196,875
400,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	425,000
1,025,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	1,104,437
225,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	249,188
2,625,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	2,756,250
		TOTAL	15,760,562
		Gaming—2.9%
850,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	881,875
782,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	781,511
450,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	470,250
500,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	485,000
375,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	391,406
675,000		MGM Mirage, Inc., 7.75%, 3/15/2022	736,594
525,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	574,875
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—continued
$225,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	$233,438
525,000		MGM Mirage, Inc., Sr. Unsecd. Note, 8.625%, 2/1/2019	595,875
669,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	725,865
705,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	750,825
450,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	479,812
750,000	[1,2]	Station Casinos, Inc., Sr. Note, Series 144A, 7.50%, 3/1/2021	761,250
		TOTAL	7,868,576
		Health Care—9.4%
1,075,000		Biomet, Inc., Sr. Note, 6.50%, 8/1/2020	1,113,297
925,000		Biomet, Inc., Sr. Sub., 6.50%, 10/1/2020	927,312
975,000	[1,2]	CDRT Holding Corporation, Sr. Unsecd. Note, Series 144A, 9.25%, 10/1/2017	992,062
150,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	152,719
1,275,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	1,265,437
225,000		DJO Finance LLC, Company Guarantee, Series WI, 9.75%, 10/15/2017	230,625
75,000		DJO Finance LLC, Series WI, 8.75%, 3/15/2018	81,375
575,000		DJO Finance LLC, Series WI, 9.875%, 4/15/2018	605,188
650,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	651,625
1,350,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	1,441,125
875,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	945,000
1,200,000		HCA Holdings, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	1,299,000
100,000		HCA, Inc., 6.25%, 2/15/2021	102,250
425,000		HCA, Inc., Revolver—1st Lien, 5.875%, 3/15/2022	437,219
825,000		HCA, Inc., Series 1, 5.875%, 5/1/2023	827,063
725,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	750,375
475,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	515,078
550,000		Hologic, Inc., 6.25%, 8/1/2020	573,031
1,300,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	1,318,687
500,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	525,000
975,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	1,082,250
1,425,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	1,556,812
750,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	825,000
650,000	[1,2]	Tenet Healthcare Corp., Sr. Secd. Note, 4.375%, 10/1/2021	597,188
550,000	[1,2]	Tenet Healthcare Corp., Sr. Secd. Note, Series 144A, 4.50%, 4/1/2021	514,250
775,000		United Surgical Partners International, Inc., Series WI, 9.00%, 4/1/2020	840,875
950,000		Universal Hospital Service Holdco, Inc., Series WI, 7.625%, 8/15/2020	997,500
1,450,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	1,508,000
250,000	[1,2]	Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/2018	256,563
850,000	[1,2]	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/2021	880,813
1,350,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	1,437,750
650,000	[1,2]	Wolverine Healthcare, Sr. Note, Series 144A, 10.625%, 6/1/2020	718,250
		TOTAL	25,968,719
		Industrial - Other—3.4%
175,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	185,500
650,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	641,875
525,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	552,562
700,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	766,500
675,000	[1,2]	General Cable Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 10/1/2022	671,625
975,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	984,750
225,000	[1,2]	Hillman Group, Inc., Series 144A, 10.875%, 6/1/2018	244,688
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Industrial - Other—continued
$725,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	$764,875
300,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	291,000
250,000		Mastec, Inc., 4.875%, 3/15/2023	238,125
425,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	448,375
175,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	175,438
300,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	307,500
550,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	577,500
300,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	328,500
650,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	669,500
925,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	1,005,937
350,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	358,750
		TOTAL	9,213,000
		Lodging—0.5%
250,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	266,250
394,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	399,837
575,000		Royal Caribbean Cruises Ltd., Sr. Note, 5.25%, 11/15/2022	566,375
		TOTAL	1,232,462
		Media - Cable—1.9%
350,000	[1,2]	Cequel Communications Holdings, Series 144A, 5.125%, 12/15/2021	330,750
350,000	[1,2]	Cequel Communications Holdings, Series 144A, 6.375%, 9/15/2020	357,875
300,000		Charter Communications Holdings II, 5.125%, 2/15/2023	282,750
250,000		Charter Communications Holdings II, 5.75%, 1/15/2024	241,875
225,000		Charter Communications Holdings II, 6.625%, 1/31/2022	235,687
550,000		Charter Communications Holdings II, 7.375%, 6/1/2020	600,875
100,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	109,750
600,000	[1,2]	Charter Communications Holdings II, Series 144A, 5.75%, 9/1/2023	583,500
575,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	612,375
100,000		DISH DBS Corporation, Series WI, 4.625%, 7/15/2017	101,000
1,525,000		DISH DBS Corporation, Series WI, 5.875%, 7/15/2022	1,555,500
200,000	[1,2]	LYNX II Corporation, Series 144A, 6.375%, 4/15/2023	202,500
		TOTAL	5,214,437
		Media - Non-Cable—6.9%
475,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	521,312
375,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	363,750
1,400,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	1,337,000
300,000	[1,2]	Clear Channel Communications, Inc., Series 144A, 11.25%, 3/1/2021	314,250
725,000	[1,2]	Clear Channel Worldwide, 6.50%, 11/15/2022	750,375
150,000		Clear Channel Worldwide, 7.625%, 3/15/2020	155,250
275,000	[1,2]	Clear Channel Worldwide, Series 144A, 6.50%, 11/15/2022	283,250
1,075,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	1,118,000
1,375,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	1,533,125
850,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	835,125
850,000	[1,2]	Emerald Expo Holdings, Inc., 9.00%, 6/15/2021	843,625
825,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	930,187
675,000	[1,2]	Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, Series 144A, 7.75%, 6/1/2021	684,281
775,000	[1,2]	Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, Series 144A, 8.125%, 6/1/2023	803,094
450,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	487,125
525,000	[1,2]	Intelsat Jackson Holdings S.A., Gtd. Sr. Note, Series 144A, 5.50%, 8/1/2023	496,125
200,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 6.625%, 12/15/2022	195,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media - Non-Cable—continued
$600,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	$630,750
425,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	448,375
325,000		Lamar Media Corp., Series WI, 5.00%, 5/1/2023	313,625
225,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	232,313
725,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 4.50%, 10/1/2020	699,625
1,150,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	1,266,437
325,000	[1,2]	Sirius XM Radio, Inc., 4.25%, 5/15/2020	306,313
575,000	[1,2]	Sirius XM Radio, Inc., 4.625%, 5/15/2023	533,312
275,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.25%, 8/15/2022	268,125
1,125,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	1,164,375
775,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	829,250
475,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	520,125
		TOTAL	18,863,499
		Metals & Mining—0.3%
750,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	75
625,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
700,000	[1,2]	Century Aluminum Co., Sr. Secd. Note, 7.50%, 6/1/2021	681,625
100,000	[1,2]	Steel Dynamics, Inc., Sr. Note, Series 144A, 5.25%, 4/15/2023	98,250
		TOTAL	779,950
		Packaging & Containers—4.7%
1,100,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	1,178,375
400,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	386,500
400,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, 9.125%, 10/15/2020	426,500
850,000		Ball Corp., 4.00%, 11/15/2023	789,437
500,000		Ball Corp., 5.00%, 3/15/2022	500,000
500,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	546,250
350,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	385,000
775,000	[1,2]	Bway Holding Co., Series 144A, 9.50%, 11/1/2017	794,375
200,000		Crown Americas, LLC, Company Guarantee, 6.25%, 2/1/2021	213,000
225,000	[1,2]	Crown Americas, LLC, Series 144A, 4.50%, 1/15/2023	213,188
375,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	431,250
1,450,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	1,440,937
775,000		Reynolds Group, Series WI, 8.50%, 5/15/2018	802,125
625,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	648,438
1,400,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	1,505,000
200,000		Reynolds Group, Sr. Secd. Note, Series WI, 7.125%, 4/15/2019	212,250
175,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	156,625
775,000		Reynolds GRP ISS/Reynold, Series WI, 5.75%, 10/15/2020	782,750
1,250,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	1,418,750
		TOTAL	12,830,750
		Paper—0.4%
100,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	107,500
350,000	[1,2]	Clearwater Paper Corp., Sr. Note, Series 144A, 4.50%, 2/1/2023	334,250
200,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	217,000
325,000		Graphic Packaging International, Inc., 4.75%, 4/15/2021	316,063
		TOTAL	974,813
		Restaurants—1.2%
1,250,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	1,393,750
1,125,000		NPC International/OPER CO. A&B, Inc., Series WI, 10.50%, 1/15/2020	1,295,156
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Restaurants—continued
$700,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	$680,313
		TOTAL	3,369,219
		Retailers—4.5%
700,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	721,000
850,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	945,625
125,000	[1,2]	CST Brands, Inc., 5.00%, 5/1/2023	122,500
550,000	[1,2]	Claire's Stores, Inc., Series 144A, 6.125%, 3/15/2020	543,125
225,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	241,875
400,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	378,000
825,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	851,812
1,550,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	1,588,750
625,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	637,500
1,100,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	1,182,500
1,175,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	1,204,375
1,150,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	1,244,875
875,000	[1,2]	Party City Holdings, Inc., Sr. Note, Series 144A, 8.875%, 8/1/2020	942,812
100,000		Sally Beauty Holdings, Inc., 5.75%, 6/1/2022	102,000
725,000		Sally Holdings LLC/Sally Cap, Inc., Series WI, 6.875%, 11/15/2019	781,188
300,000		United Auto Group, Inc., Sr. Sub., 5.75%, 10/1/2022	307,500
650,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	669,500
		TOTAL	12,464,937
		Services—0.7%
1,050,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	1,120,875
650,000		Monitronics International, Inc., Series WI, 9.125%, 4/1/2020	676,000
		TOTAL	1,796,875
		Technology—14.5%
175,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	170,188
375,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	366,563
450,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	453,375
277,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	293,620
1,575,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	1,701,000
525,000	[1,2]	CommScope, Inc., Sr. Note, 6.625%, 6/1/2020	504,000
1,150,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	1,233,375
300,000	[1,2]	Compucom System, Inc., 7.00%, 5/1/2021	292,500
950,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	1,016,500
1,625,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	1,746,875
1,025,000		Emdeon, Inc., 11.00%, 12/31/2019	1,160,812
1,450,000		Epicor Software Corp., 8.625%, 5/1/2019	1,493,500
875,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	857,500
375,000	[1,2]	First Data Corp., Series 144A, 11.25%, 1/15/2021	375,937
275,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	281,875
2,700,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	2,787,750
325,000	[1,2]	Flextronics International Ltd., Series 144A, 4.625%, 2/15/2020	316,875
300,000	[1,2]	Flextronics International Ltd., Series 144A, 5.00%, 2/15/2023	291,750
400,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	442,000
725,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	784,812
825,000	[1,2]	IAC Interactive Corp., Series 144A, 4.75%, 12/15/2022	783,750
925,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	966,625
925,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	948,125
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$1,000,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	$1,112,500
200,000		Iron Mountain, Inc., 5.75%, 8/15/2024	188,500
450,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	486,000
1,100,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	1,127,500
1,125,000		Lawson Software Inc., Series WI, 11.50%, 7/15/2018	1,279,687
1,000,000		Lawson Software Inc., Series WI, 9.375%, 4/1/2019	1,088,750
1,200,000		Lender Processing Services, 5.75%, 4/15/2023	1,281,000
825,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	895,125
650,000	[1,2]	Mmodal, Inc., Series 144A, 10.75%, 8/15/2020	533,000
500,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	480,000
400,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	388,000
350,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 3.75%, 6/1/2018	344,750
225,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	228,938
200,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	202,000
1,100,000	[1,2]	Nuance Communications, Inc., 5.375%, 8/15/2020	1,080,750
225,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	222,750
1,600,000	[1,2]	Seagate Technology HDD Holdings, Series 144A, 4.75%, 6/1/2023	1,500,000
250,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series WI, 7.00%, 11/1/2021	268,750
1,350,000	[1,2]	Solera Holdings, Inc., 6.00%, 6/15/2021	1,353,375
1,075,000		Spansion, Inc., Sr. Unsecd. Note, Series WI, 7.875%, 11/15/2017	1,107,250
1,050,000	[1,2]	SunGard Data Systems, Inc., Series 144A, 6.625%, 11/1/2019	1,060,500
1,500,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	1,608,750
625,000	[1,2]	TransUnion Holding Co., Inc., Series 144A, 8.125%, 6/15/2018	664,844
1,100,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	1,179,750
225,000	[1,2]	Verisign, Inc., Sr. Note, 4.625%, 5/1/2023	219,375
725,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 7.875%, 5/1/2019	768,500
		TOTAL	39,939,651
		Textile—0.1%
175,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	168,875
		Transportation—0.2%
425,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	451,563
150,000		Hertz Corp., Series WI, 5.875%, 10/15/2020	155,250
		TOTAL	606,813
		Utility - Electric—1.6%
540,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	579,150
175,000	[1,2]	Dynegy, Inc., Series 144A, 5.875%, 6/1/2023	159,687
325,000	[1,2]	Energy Future Intermediate Holding Company LLC, Series 144A, 6.875%, 8/15/2017	331,500
575,000	[1,2]	Energy Future Intermediate Holding Company LLC, Sr. Secd. 2nd Priority Note, Series 144A, 12.25%, 3/1/2022	638,250
450,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	495,000
151,290	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	117,982
800,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	866,000
125,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	134,375
450,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	482,625
525,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	551,250
		TOTAL	4,355,819
		Utility - Natural Gas—3.1%
1,025,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	955,812
375,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	381,562
700,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	749,476
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$200,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	$222,468
1,250,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	1,371,875
400,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	405,000
350,000	[1,2]	Inergy Midstream LP, Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2020	339,500
350,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	371,000
300,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	276,000
341,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	352,935
200,000		Regency Energy Partners LP, 5.50%, 4/15/2023	198,000
250,000	[1,2]	Regency Energy Partners LP, Sr. Note, 4.50%, 11/1/2023	226,875
625,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 2/1/2021	607,813
225,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 4/15/2023	213,188
750,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	755,625
949,000		Suburban Propane Partners LP, Series WI, 7.375%, 8/1/2021	991,705
200,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.875%, 10/1/2020	198,000
		TOTAL	8,616,834
		Wireless Communications—3.5%
275,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	260,563
100,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	106,500
425,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	444,125
200,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	203,000
1,525,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	1,586,000
1,025,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	1,067,281
400,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	428,000
375,000	[1,2]	MetroPCS Wireless, Inc., Sr. Note, Series 144A, 6.625%, 4/1/2023	382,969
1,350,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	1,302,750
1,775,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	1,854,875
925,000	[1,2]	Sprint Capital Corp., Gtd. Note, Series 144A, 9.00%, 11/15/2018	1,084,562
300,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	324,750
725,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	714,125
		TOTAL	9,759,500
		Wireline Communications—0.7%
325,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	325,813
200,000		Level 3 Financing, Inc., 8.875%, 6/1/2019	208,750
600,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	641,250
600,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	634,500
175,000		TW Telecom, Inc., Series WI, 5.375%, 10/1/2022	174,562
		TOTAL	1,984,875
		TOTAL CORPORATE BONDS (IDENTIFIED COST $260,250,867)	265,065,201
		COMMON STOCKS—0.1%
		Automotive—0.1%
9,693	[3]	General Motors Co.	322,874
2,433	[3]	Motors Liquidation Co.	74,693
		TOTAL	397,567
		Media - Non-Cable—0.0%
1,575,000	[3,5]	Idearc, Inc., Company Guarantee (Litigation Trust Interests)	1,969
		Metals & Mining—0.0%
231	[3,5]	Royal Oak Ventures, Inc.	0
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Other—0.0%
71	[1,3,5]	CVC Claims Litigation LLC	$0
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,540,868)	399,536
		PREFERRED STOCK—0.2%
		Financial Institutions—0.2%
600	[1,2]	Ally Financial, Inc., Pfd., Series 144A, Annual Dividend 7.00% (IDENTIFIED COST $188,868)	570,319
		TOTAL INVESTMENTS—96.7% (IDENTIFIED COST $261,980,603)[7]	266,035,056
		OTHER ASSETS AND LIABILITIES - NET—3.3%[8]	9,065,561
		TOTAL NET ASSETS—100%	$275,100,617
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2013, these restricted securities amounted to $101,207,464, which represented 36.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2013, these liquid restricted securities amounted to $100,968,732, which represented 36.7% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	The cost of investments for federal tax purposes amounts to $262,217,313.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$265,065,126	$75	$265,065,201
Equity Securities:
Common Stock
Domestic	397,567	—	1,969	399,536
International	—	—	0	0
Preferred Stock
Domestic	—	570,319	—	570,319
TOTAL SECURITIES	$397,567	$265,635,445	$2,044	$266,035,056
The following acronym is used throughout this portfolio:
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2013	Year Ended December 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$7.17	$6.76	$7.03	$6.67	$5.03	$7.49
Income From Investment Operations:
Net investment income[1]	0.22	0.49	0.53	0.56	0.55	0.58
Net realized and unrealized gain (loss) on investments	(0.11)	0.46	(0.18)	0.36	1.78	(2.37)
TOTAL FROM INVESTMENT OPERATIONS	0.11	0.95	0.35	0.92	2.33	(1.79)
Less Distributions:
Distributions from net investment income	(0.50)	(0.54)	(0.62)	(0.56)	(0.69)	(0.67)
Net Asset Value, End of Period	$6.78	$7.17	$6.76	$7.03	$6.67	$5.03
Total Return[2]	1.45%	14.70%	5.17%	14.73%	52.85%	(25.99)%
Ratios to Average Net Assets:
Net expenses	0.77%[3]	0.77%	0.79%	0.78%	0.78%	0.79%
Net investment income	6.42%[3]	7.14%	7.77%	8.41%	9.64%	8.96%
Expense waiver/reimbursement[4]	0.00%[3]	0.00%[5]	0.00%[5]	0.00%[5]	0.02%	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$213,591	$205,500	$157,842	$164,640	$168,092	$117,303
Portfolio turnover	20%	33%	38%	45%	33%	15%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2013	Year Ended December 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$7.13	$6.73	$7.00	$6.65	$5.01	$7.45
Income From Investment Operations:
Net investment income[1]	0.22	0.47	0.51	0.54	0.53	0.56
Net realized and unrealized gain (loss) on investments	(0.12)	0.45	(0.18)	0.36	1.78	(2.35)
TOTAL FROM INVESTMENT OPERATIONS	0.10	0.92	0.33	0.90	2.31	(1.79)
Less Distributions:
Distributions from net investment income	(0.48)	(0.52)	(0.60)	(0.55)	(0.67)	(0.65)
Net Asset Value, End of Period	$6.75	$7.13	$6.73	$7.00	$6.65	$5.01
Total Return[2]	1.33%	14.31%	4.92%	14.38%	52.47%	(26.09)%
Ratios to Average Net Assets:
Net expenses	1.02%[3]	1.02%	1.04%	1.03%	1.03%	1.04%
Net investment income	6.16%[3]	6.88%	7.50%	8.16%	9.39%	8.68%
Expense waiver/reimbursement[4]	0.00%[3]	0.00%[5]	0.00%[5]	0.00%[5]	0.02%	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$61,509	$76,202	$71,867	$84,800	$81,866	$55,262
Portfolio turnover	20%	33%	38%	45%	33%	15%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
June 30, 2013 (unaudited)
Assets:
Total investment in securities, at value (identified cost $261,980,603)		$266,035,056
Cash		5,156,856
Income receivable		4,904,844
Receivable for investments sold		233,567
Receivable for shares sold		3,097,620
TOTAL ASSETS		279,427,943
Liabilities:
Payable for investments purchased	$4,034,633
Payable for shares redeemed	269,936
Payable for Directors'/Trustees' fees (Note 5)	391
Payable for distribution services fee (Note 5)	13,003
Accrued expenses (Note 5)	9,363
TOTAL LIABILITIES		4,327,326
Net assets for 40,637,556 shares outstanding		$275,100,617
Net Assets Consist of:
Paid-in capital		$285,258,823
Net unrealized appreciation of investments		4,054,453
Accumulated net realized loss on investments		(23,351,859)
Undistributed net investment income		9,139,200
TOTAL NET ASSETS		$275,100,617
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$213,591,134 ÷ 31,523,143 shares outstanding, no par value, unlimited shares authorized		$6.78
Service Shares:
$61,509,483 ÷ 9,114,413 shares outstanding, no par value, unlimited shares authorized		$6.75
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended June 30, 2013 (unaudited)
Investment Income:
Interest		$10,373,954
Dividends		21,000
TOTAL INCOME		10,394,954
Expenses:
Investment adviser fee (Note 5)	$867,472
Administrative fee (Note 5)	112,747
Custodian fees	8,564
Transfer agent fee	14,055
Directors'/Trustees' fees (Note 5)	1,062
Auditing fees	13,885
Legal fees	3,934
Portfolio accounting fees	62,815
Distribution services fee (Note 5)	90,385
Printing and postage	30,464
Insurance premiums (Note 5)	2,141
Miscellaneous (Note 5)	1,784
TOTAL EXPENSES	1,209,308
Net investment income		9,185,646
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		2,594,709
Net change in unrealized appreciation of investments		(7,340,924)
Net realized and unrealized loss on investments		(4,746,215)
Change in net assets resulting from operations		$4,439,431
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2013	Year Ended 12/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,185,646	$18,515,936
Net realized gain on investments	2,594,709	3,195,741
Net change in unrealized appreciation/depreciation of investments	(7,340,924)	13,001,426
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,439,431	34,713,103
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(14,976,047)	(13,024,797)
Service Shares	(4,865,578)	(5,841,657)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(19,841,625)	(18,866,454)
Share Transactions:
Proceeds from sale of shares	49,842,427	100,963,967
Net asset value of shares issued to shareholders in payment of distributions declared	14,708,195	16,268,260
Cost of shares redeemed	(55,749,611)	(81,085,876)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,801,011	36,146,351
Change in net assets	(6,601,183)	51,993,000
Net Assets:
Beginning of period	281,701,800	229,708,800
End of period (including undistributed net investment income of $9,139,200 and $19,795,179, respectively)	$275,100,617	$281,701,800
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
June 30, 2013 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated High Income Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Primary Shares and Service Shares may bear distribution services fee unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at June 30, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	10/19/2007 – 3/25/2008	$126,720	$120,750
CVC Claims Litigation LLC	3/26/1997 – 6/18/1997	$590,616	$0
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$151,290	$117,982
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$737,477	$0
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2013		Year Ended 12/31/2012
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	6,438,388	$45,324,358	10,718,739	$73,230,932
Shares issued to shareholders in payment of distributions declared	1,434,784	9,842,617	1,584,590	10,426,602
Shares redeemed	(5,017,424)	(35,211,493)	(6,970,243)	(47,671,194)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	2,855,748	$19,955,482	5,333,086	$35,986,340
	Six Months Ended 6/30/2013		Year Ended 12/31/2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	636,859	$4,518,069	4,013,638	$27,733,035
Shares issued to shareholders in payment of distributions declared	711,342	4,865,578	890,496	5,841,658
Shares redeemed	(2,919,255)	(20,538,118)	(4,895,075)	(33,414,682)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,571,054)	$(11,154,471)	9,059	$160,011
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,284,694	$8,801,011	5,342,145	$36,146,351
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At June 30, 2013, the cost of investments for federal tax purposes was $262,217,313. The net unrealized appreciation of investments for federal tax purposes was $3,817,743. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,522,584 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,704,841.
At December 31, 2012, the Fund had a capital loss carryforward of $24,994,065 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$2,881,023	NA	$2,881,023
2017	$13,179,638	NA	$13,179,638
2018	$8,933,404	NA	$8,933,404
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “ Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2013, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$90,385
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2013, FSC retained $248 of fees paid by the Fund.
Semi-Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC and FAS) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.82% and 1.07% (the “Fee Limit”), respectively, up to but not including the later of (the “ Termination Date”): (a) May 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended June 30, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $436,344 and $2,167,875, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2013, were as follows:
Purchases	$55,087,796
Sales	$58,965,395
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2013, there were no outstanding loans. During the six months ended June 30, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2013, there were no outstanding loans. During the six months ended June 30, 2013, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,014.50	$3.85
Service Shares	$1,000	$1,013.30	$5.09
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,020.98	$3.86
Service Shares	$1,000	$1,019.74	$5.11
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:
Primary Shares	0.77%
Service Shares	1.02%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
Federated High Income Bond Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “ Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the three-year and five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these
Semi-Annual Shareholder Report

efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “ Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated High Income Bond Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916306
CUSIP 313916843
G00433-02 (8/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2013
Share Class
Primary
Service

Federated Kaufmann Fund II

A Portfolio of Federated Insurance Series

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2013, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	26.6%
Industrials	18.3%
Financials	14.1%
Information Technology	14.0%
Consumer Discretionary	12.4%
Materials	5.6%
Energy	5.5%
Telecommunication Services	1.3%
Consumer Staples	0.7%
Utilities	0.7%
U.S. Treasury Securities	0.1%
Derivative Contracts[2,3]	0.0%
Securities Lending Collateral[4]	1.5%
Cash Equivalents[5]	2.3%
Other Assets and Liabilities—Net[6]	(3.1)%
TOTAL	100.0%
1	Except for Derivative Contracts, Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Represents less than 0.1%.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2013 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—98.7%
		Consumer Discretionary—12.4%
44,800		D.R. Horton, Inc.	$953,344
8,900	[1]	Five Below, Inc.	327,164
61,400		L'Occitane International SA	165,057
4,120	[1]	LKQ Corp.	106,090
18,400		Las Vegas Sands Corp.	973,912
294,880	[1]	Melco Crown (Philippines) Resorts Corp.	56,655
17,329	[1]	Melco PBL Entertainment (Macau) Ltd., ADR	387,476
508,314		NagaCorp Limited	397,159
12,598		National CineMedia, Inc.	212,780
6,400	[1]	Penn National Gaming, Inc.	338,304
191,700		Prada Holding SpA	1,742,491
704	[1]	Priceline.com, Inc.	582,300
1,061,000		Samsonite International SA	2,563,565
8,296	[1]	Shutterfly, Inc.	462,834
17,600		Starbucks Corp.	1,152,624
8,400		Toyota Motor Corp. Japan	507,320
8,677		Whirlpool Corp.	992,302
32,804	[1]	Yoox SpA	704,966
		TOTAL	12,626,343
		Consumer Staples—0.7%
12,200		ConAgra Foods, Inc.	426,146
9,650	[1]	Fairway Group Holdings Corp.	233,241
		TOTAL	659,387
		Energy—5.5%
122,220	[1]	Cobalt International Energy	3,247,385
27,500		Halliburton Co.	1,147,300
16,900		HollyFrontier Corp.	722,982
17,700		PBF Energy, Inc.	458,430
		TOTAL	5,576,097
		Financials—14.1%
86,407	[1]	American International Group, Inc.	3,862,393
4,782		BlackRock, Inc.	1,228,257
322,825		CETIP SA-Mercados Organizado	3,284,167
51,064		EverBank Financial Corp.	845,620
12,502		Housing Development Finance Corp. Ltd.	182,402
34,375		JPMorgan Chase & Co.	1,814,656
2,700		Jones Lang LaSalle, Inc.	246,078
20,400		Multiplan Empreendimentos Imobiliarios SA	476,139
111,752		TF Administradora Industrial	232,949
40,972		Wells Fargo & Co.	1,690,914
18,000		Weyerhaeuser Co.	512,820
		TOTAL	14,376,395
		Health Care—26.1%
70,600	[1]	Alkermes, Inc.	2,024,808
7,200		Allergan, Inc.	606,528
15,800	[1,2]	Amarin Corporation PLC, ADR	91,640
Semi-Annual Shareholder Report
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
36,000	[1,2]	Arena Pharmaceuticals, Inc.	$277,200
39,723	[1]	Ariad Pharmaceuticals, Inc.	694,755
6,100	[1]	Biogen Idec, Inc.	1,312,720
165,900	[1]	Corcept Therapeutics, Inc.	287,007
35,300	[1]	Cubist Pharmaceuticals, Inc.	1,704,990
134,500	[1]	Dexcom, Inc.	3,019,525
355,839	[1]	Dyax Corp.	1,231,203
70,200	[1]	ExamWorks Group, Inc.	1,490,346
43,200	[1]	Express Scripts Holding Co.	2,665,008
11,568	[1]	Galapagos NV	225,862
42,600	[1]	Gilead Sciences, Inc.	2,181,546
6,700	[1]	Heartware International, Inc.	637,237
15,314	[1]	Insulet Corp.	481,013
1,770	[1]	Intercept Group, Inc.	79,367
72	[1]	Intuitive Surgical, Inc.	36,474
93,500	[1]	Nektar Therapeutics	1,079,925
12,400	[1]	NuVasive, Inc.	307,396
148,000	[1]	Progenics Pharmaceuticals, Inc.	660,080
131,486	[1]	Protalix Biotherapeutics, Inc.	645,596
5,900	[1]	Puma Biotechnology, Inc.	261,783
35,870	[1]	Repligen Corp.	295,569
35,200	[1]	Salix Pharmaceuticals Ltd.	2,328,480
18,500	[1]	Seattle Genetics, Inc.	582,010
5,400	[1]	Theravance, Inc.	208,062
4,212		Thermo Fisher Scientific, Inc.	356,461
31,045	[1]	Threshold Pharmaceuticals, Inc., Class THL	163,297
94,065	[1,2]	Vical, Inc.	294,423
285,000	[1,2,3]	Zogenix, Inc.	417,662
		TOTAL	26,647,973
		Industrials—18.3%
27,032		Air Lease Corp.	745,813
5,400		Boeing Co.	553,176
18,100		Chicago Bridge & Iron Co., NV	1,079,846
10,700	[1]	Colfax Corp.	557,577
16,000		Danaher Corp.	1,012,800
36,200		Expeditors International Washington, Inc.	1,375,962
19,506		Flowserve Corp.	1,053,519
19,175		Fortune Brands Home & Security, Inc.	742,840
15,566	[1]	HD Supply, Inc.	292,485
35,500	[1]	Hertz Global Holdings, Inc.	880,400
7,025	[1]	IHS, Inc., Class A	733,270
10,000		Kansas City Southern Industries, Inc.	1,059,600
3,512		Landstar System, Inc.	180,868
60,500	[1]	MRC Global, Inc.	1,671,010
8,500		MSC Industrial Direct Co.	658,410
3,700		Precision Castparts Corp.	836,237
3,720	[1]	Quanta Services, Inc.	98,431
50,500	[1]	RPX Corp.	848,400
900		Roper Industries, Inc.	111,798
Semi-Annual Shareholder Report
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
8,166		Ryder System, Inc.	$496,411
18,600	[1]	Spirit Airlines, Inc.	590,922
4,400	[1]	Teledyne Technologies, Inc.	340,340
3,762		Trinity Industries, Inc.	144,611
24,700	[1]	Verisk Analytics, Inc.	1,474,590
21,600		Wabtec Corp.	1,154,088
		TOTAL	18,693,404
		Information Technology—14.0%
48,700		Amadeus IT Holding SA	1,556,549
13,508		Avago Technologies Ltd.	504,929
8,200	[1]	Check Point Software Technologies Ltd.	407,376
2,800	[1]	Cornerstone OnDemand, Inc.	121,212
8,100	[1]	CoStar Group, Inc.	1,045,467
19,500	[1]	eBay, Inc.	1,008,540
8,444	[1,2]	IPG Photonics Corp.	512,804
600	[1]	LinkedIn Corp.	106,980
43,900	[1]	Microsemi Corp.	998,725
37,846	[1]	Moneygram International, Inc.	857,212
24,300	[1]	NCR Corp.	801,657
28,800	[1]	NIC, Inc.	476,064
37,100	[1]	NXP Semiconductors NV	1,149,358
1,100	[1]	NetSuite, Inc.	100,914
18,909		Qualcomm, Inc.	1,154,962
25,400	[1]	RADWARE Ltd.	350,266
7,880	[1]	Salesforce.com, Inc.	300,858
13,300	[1]	ServiceNow, Inc.	537,187
284	[1]	Shutterstock, Inc.	15,842
12,800	[1]	Tyler Technologies, Inc.	877,440
43,200	[1]	Vantiv, Inc.	1,192,320
1,900	[1]	Workday, Inc.	121,771
2,250	[1]	Zillow, Inc. - Class A	126,675
		TOTAL	14,325,108
		Materials—5.6%
86,000	[1]	Cemex Latam Holdings SA	572,831
11,542		Eagle Materials, Inc.	764,888
26,100		LyondellBasell Industries NV	1,729,386
6,150		Sherwin-Williams Co.	1,086,090
33,585	[2]	US Silica Holdings, Inc.	697,896
9,410		Westlake Chemical Corp.	907,218
		TOTAL	5,758,309
		Telecommunication Services—1.3%
7,200	[1]	Crown Castle International Corp.	521,208
29,600	[1]	TW Telecom, Inc.	832,944
		TOTAL	1,354,152
		Utilities—0.7%
8,200		ITC Holdings Corp.	748,660
		TOTAL COMMON STOCKS (IDENTIFIED COST $69,615,448)	100,765,828
Semi-Annual Shareholder Report
4

Shares or Principal Amount			Value
		WARRANTS—0.2%
		Health Care—0.2%
5,034	[1]	Alexza Pharmaceuticals, Inc., Warrants	$1,370
17,387	[1]	Corcept Therapeutics, Inc., Warrants	3,311
7,909	[1]	Cyclacel Pharmaceuticals, Inc., Warrants	65
71,998	[1]	Dynavax Technologies Corp., Warrants	33,062
32,007	[1]	Threshold Pharmaceuticals, Inc., Warrants	107,268
128,250	[1,3]	Zogenix, Inc., Warrants	44,900
		TOTAL WARRANTS (IDENTIFIED COST $16,792)	189,976
		CORPORATE BOND—0.3%
		Health Care—0.3%
$255,000		Insulet Corp., Conv. Bond, 3.75%, 6/15/2016 (IDENTIFIED COST $255,000)	335,815
		U.S. TREASURY—0.1%
		U.S. Treasury Bills—0.1%
22,000	[4,5]	United States Treasury Bill, 0.040%, 7/11/2013	22,000
21,000	[4,5]	United States Treasury Bill, 0.045%, 9/12/2013	20,999
		TOTAL U.S. TREASURY (IDENTIFIED COST $42,997)	42,999
		Repurchase Agreements—3.8%
2,348,000		Interest in $3,450,000,000 joint repurchase agreement 0.15%, dated 6/28/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,450,043,125 on 7/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $3,519,043,988.	2,348,000
1,480,000		Interest in $3,450,000,000 joint repurchase agreement 0.15%, dated 6/28/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,450,043,125 on 7/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $3,519,043,988 (purchased with proceeds from securities lending collateral).	1,480,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	3,828,000
		TOTAL INVESTMENTS—103.1% (IDENTIFIED COST $73,758,237)[6]	105,162,618
		OTHER ASSETS AND LIABILITIES - NET—(3.1)%[7]	(3,115,151)
		TOTAL NET ASSETS—100%	$102,047,467
At June 30, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
1S&P 500 E-Mini Short Futures	12	$959,580	September 2013	$2,751
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “ Trustees”).
4	Discount rate at time of purchase.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2013.
Semi-Annual Shareholder Report
5

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$79,954,969	$—	$417,662[1]	$80,372,631
International	20,393,197[2]	—	—	20,393,197
Warrants	—	145,076	44,900	189,976
Debt Securities:
Corporate Bond	—	335,815	—	335,815
U.S. Treasury	—	42,999	—	42,999
Repurchase Agreements	—	3,828,000	—	3,828,000
TOTAL SECURITIES	$100,348,166	$4,351,890	$462,562	$105,162,618
OTHER FINANCIAL INSTRUMENTS[3]	$2,751	$—	$—	$2,751
1	Includes $379,050 of a common stock security transferred from Level 1 to Level 3 because the security ceased trading during the period and fair value was determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfer shown represents the value of the security at the beginning of the period.
2	Includes $14,575,733 of common stock securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
3	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2013	Year Ended December 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$15.06	$12.84	$14.96	$12.69	$9.80	$18.82
Income From Investment Operations:
Net investment income (loss)	(0.04)[1]	(0.05)[1]	(0.09)[1]	0.09[1]	(0.00)[1,2]	(0.02)[1]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	2.19	2.27	(1.88)	2.19	2.89	(7.27)
TOTAL FROM INVESTMENT OPERATIONS	2.15	2.22	(1.97)	2.28	2.89	(7.29)
Less Distributions:
Distributions from net investment income	—	—	(0.15)	(0.01)	—	(0.05)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	(1.48)	—	—	—	—	(1.68)
TOTAL DISTRIBUTIONS	(1.48)	—	(0.15)	(0.01)	—	(1.73)
Net Asset Value, End of Period	$15.73	$15.06	$12.84	$14.96	$12.69	$9.80
Total Return[3]	14.68%	17.29%	(13.28)%	17.99%	29.49%	(41.79)%
Ratios to Average Net Assets:
Net expenses	1.53%[4,5]	1.53%[5]	1.53%[5]	1.53%[5]	1.53%[5]	1.53%[5]
Net investment income (loss)	(0.57)%[4]	(0.34)%	(0.65)%	0.67%	(0.00)%[6]	(0.14)%
Expense waiver/reimbursement[7]	0.24%[4]	0.34%	0.29%	0.24%	0.31%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$46,329	$43,192	$43,025	$62,352	$65,698	$37,588
Portfolio turnover	34%	65%	63%	58%	100%	71%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.53%, 1.53%, 1.53%, 1.53%, 1.53% and 1.53% for the six months ended June 30, 2013 and for the years ended December 31, 2012, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
6	Represents less than 0.01%.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2013	Year Ended December 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$14.79	$12.64	$14.73	$12.51	$9.69	$18.61
Income From Investment Operations:
Net investment income (loss)	(0.06)[1]	(0.09)[1]	(0.13)[1]	0.06[1]	(0.03)[1]	(0.05)[1]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	2.14	2.24	(1.84)	2.16	2.85	(7.19)
TOTAL FROM INVESTMENT OPERATIONS	2.08	2.15	(1.97)	2.22	2.82	(7.24)
Less Distributions:
Distributions from net investment income	—	—	(0.12)	—	—	—
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	(1.48)	—	—	—	—	(1.68)
TOTAL DISTRIBUTIONS	(1.48)	—	(0.12)	—	—	(1.68)
Net Asset Value, End of Period	$15.39	$14.79	$12.64	$14.73	$12.51	$9.69
Total Return[2]	14.46%	17.01%	(13.49)%	17.75%	29.10%	(41.91)%
Ratios to Average Net Assets:
Net expenses	1.78%[3,4]	1.78%[4]	1.78%[4]	1.78%[4]	1.78%[4]	1.78%[4]
Net investment income (loss)	(0.82)%[3]	(0.65)%	(0.90)%	0.47%	(0.27)%	(0.37)%
Expense waiver/reimbursement[5]	0.24%[3]	0.34%	0.29%	0.24%	0.31%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$55,718	$51,992	$97,552	$120,887	$94,374	$62,180
Portfolio turnover	34%	65%	63%	58%	100%	71%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.78%, 1.78%, 1.78%, 1.78%, 1.78% and 1.78% for the six months ended June 30, 2013 and for the years ended December 31, 2012, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Assets and Liabilities
June 30, 2013 (unaudited)
Assets:
Total investment in securities, at value including $1,371,820 of securities loaned (identified cost $73,758,237)		$105,162,618
Cash denominated in foreign currencies (identified cost $67,516)		67,339
Income receivable		42,189
Receivable for investments sold		299,231
Receivable for shares sold		7,008
Receivable for daily variation margin		4,380
TOTAL ASSETS		105,582,765
Liabilities:
Payable for investments purchased	$1,958,747
Payable for shares redeemed	53,311
Bank overdraft	635
Payable for collateral due to broker for securities lending	1,480,000
Payable for Directors'/Trustees' fees (Note 5)	540
Payable for distribution services fee (Note 5)	11,420
Accrued expenses (Note 5)	30,645
TOTAL LIABILITIES		3,535,298
Net assets for 6,566,039 shares outstanding		$102,047,467
Net Assets Consist of:
Paid-in capital		$64,363,595
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		31,407,013
Accumulated net realized gain on investments, futures contracts and foreign currency transactions		6,749,761
Accumulated net investment income (loss)		(472,902)
TOTAL NET ASSETS		$102,047,467
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$46,329,019 ÷ 2,945,825 shares outstanding, no par value, unlimited shares authorized		$15.73
Service Shares:
$55,718,448 ÷ 3,620,214 shares outstanding, no par value, unlimited shares authorized		$15.39
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Operations
Six Months Ended June 30, 2013 (unaudited)
Investment Income:
Dividends (net of foreign taxes withheld of $16,387)			$463,645
Interest (including income on securities loaned of $9,119)			18,521
TOTAL INCOME			482,166
Expenses:
Investment adviser fee (Note 5)		$715,709
Administrative fee (Note 5)		39,168
Custodian fees		57,171
Transfer agent fee		6,310
Directors'/Trustees' fees (Note 5)		370
Auditing fees		14,132
Legal fees		4,063
Portfolio accounting fees		32,100
Distribution services fee (Note 5)		68,460
Printing and postage		19,006
Insurance premiums (Note 5)		2,084
Miscellaneous (Note 5)		3,362
TOTAL EXPENSES		961,935
Waiver and Reduction:
Waiver of investment adviser fee (Note 5)	$(122,568)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(430)
TOTAL WAIVER AND REDUCTION		(122,998)
Net expenses			838,937
Net investment income (loss)			(356,771)
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			9,146,736
Net realized loss on futures contracts			(62,052)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			4,848,113
Net change in unrealized depreciation of futures contracts			2,751
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			13,935,548
Change in net assets resulting from operations			$13,578,777
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2013	Year Ended 12/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(356,771)	$(525,064)
Net realized gain on investments, futures contracts and foreign currency transactions	9,084,684	13,991,737
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	4,850,864	5,625,406
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	13,578,777	19,092,079
Distributions to Shareholders:
Distributions from net realized gain on investments, futures contracts and foreign currency transactions
Primary Shares	(4,141,962)	—
Service Shares	(5,031,611)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,173,573)	—
Share Transactions:
Proceeds from sale of shares	5,748,708	12,474,146
Net asset value of shares issued to shareholders in payment of distributions declared	9,173,572	—
Cost of shares redeemed	(12,463,389)	(76,960,527)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,458,891	(64,486,381)
Change in net assets	6,864,095	(45,394,302)
Net Assets:
Beginning of period	95,183,372	140,577,674
End of period (including accumulated net investment income (loss) of $(472,902) and $(116,131), respectively)	$102,047,467	$95,183,372
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
June 30, 2013 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Kaufmann Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which is an agreement between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage currency risk and market risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $675,986. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At June 30, 2013, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $139 and $280, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of June 30, 2013, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$1,371,820	$1,480,000
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are priced in accordance with procedures established by and under the general supervision of the Trustees.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin	$2,751*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Equity contracts	$(62,052)	$—	$(62,052)
Foreign exchange contracts	—	(4,865)	(4,865)
TOTAL	$(62,052)	$(4,865)	$(66,917)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Equity contracts	$2,751	$—	$2,751
Foreign exchange contracts	—	12	12
TOTAL	$2,751	$12	$2,763
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2013		Year Ended 12/31/2012
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	93,096	$1,466,611	137,634	$1,994,721
Shares issued to shareholders in payment of distributions declared	273,758	4,141,961	—	—
Shares redeemed	(288,120)	(4,532,137)	(620,381)	(8,946,720)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	78,734	$1,076,435	(482,747)	$(6,951,999)
	Six Months Ended 6/30/2013		Year Ended 12/31/2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	278,473	$4,282,097	738,864	$10,479,425
Shares issued to shareholders in payment of distributions declared	339,515	5,031,611	—	—
Shares redeemed	(513,496)	(7,931,252)	(4,939,909)	(68,013,807)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	104,492	$1,382,456	(4,201,045)	$(57,534,382)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	183,226	$2,458,891	(4,683,792)	$(64,486,381)
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4. FEDERAL TAX INFORMATION
At June 30, 2013, the cost of investments for federal tax purposes was $73,758,237. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized depreciation resulting from the translation of FCs to U.S. dollars of assets and liabilities other than investments in securities; and (b) futures contracts was $31,404,381. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $32,265,219 and net unrealized depreciation from investments for those securities having an excess of cost over value of $860,838.
At December 31, 2012, the Fund had a capital loss carryforward of $1,620,681 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's short-term and long-term capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$1,620,681	NA	$1,620,681
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2013, the Adviser voluntarily waived $122,568 of its fee.
Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expenses. For the six months ended June 30, 2013, the Sub-Adviser earned $590,146.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “ Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2013, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$68,460
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2013, FSC did not retain any fees paid by the Fund. For the six months ended June 30, 2013, the Fund's Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC and FAS) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 1.53% and 1.78% (the “Fee Limit”), respectively, up to but not including the later of (the “ Termination Date”): (a) May 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended June 30, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $59,203 and $460,017, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
6. EXPENSE Reduction
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2013, the Fund's expenses were reduced by $430 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2013, were as follows:
Purchases	$32,826,419
Sales	$36,312,227
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8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
At June 30, 2013, the diversification of countries was as follows:
Country	Percentage of Net Assets
United States	79.3%
Netherlands Antilles	3.9%
Brazil	3.7%
Luxembourg	2.7%
Italy	2.4%
Spain	2.1%
Ireland	2.0%
Cayman Islands	0.8%
Israel	0.7%
Japan	0.5%
Singapore	0.4%
Belgium	0.2%
India	0.2%
Mexico	0.2%
Philippines	0.1%
United Kingdom	0.1%
9. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2013, there were no outstanding loans. During the six months ended June 30, 2013, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2013, there were no outstanding loans. During the six months ended June 30, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,146.80	$8.14
Service Shares	$1,000	$1,144.60	$9.47
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,017.21	$7.65
Service Shares	$1,000	$1,015.97	$8.90
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:
Primary Shares	1.53%
Service Shares	1.78%
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Evaluation and Approval of Advisory Contract–May 2013
Federated Kaufmann Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “ Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how
Semi-Annual Shareholder Report
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the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and how its unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
Semi-Annual Shareholder Report
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “ Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
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Federated Kaufmann Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916827
CUSIP 313916777
27619 (8/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2013
Federated Prime Money Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2013 through June 30, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President
Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At June 30, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	40.9%
Bank Instruments	34.4%
Variable Rate Demand Instruments	4.3%
Repurchase Agreements	20.7%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
At June 30, 2013, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	34.3%[4]
8-30 Days	26.2%
31-90 Days	30.8%
91-180 Days	9.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
1	Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 21.4% of the Fund's portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2013 (unaudited)
Principal Amount			Value
		Asset-Backed Security—0.0%
		Finance - Equipment—0.0%
$31,311		GE Equipment Transportation LLC, Series 2012-2, Class A1, 0.260%, 10/24/2013	$31,311
		Bank Note—2.5%
		Finance - Banking—2.5%
4,000,000		Bank of America N.A., 0.270%, 9/4/2013	4,000,000
		Certificates of Deposit—34.4%
		Finance - Banking—34.4%
3,900,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.240%, 8/27/2013	3,900,000
2,000,000	[1]	Canadian Imperial Bank of Commerce, 0.313%, 7/24/2013	2,000,000
2,000,000		Citibank NA, New York, 0.280%, 9/26/2013	2,000,000
3,000,000		Credit Agricole Corporate and Investment Bank, 0.270%, 7/9/2013	3,000,000
3,000,000		Credit Suisse, Zurich, 0.240%, 7/18/2013	3,000,000
2,000,000		Credit Suisse, Zurich, 0.260%, 8/26/2013	2,000,000
4,000,000		DNB Bank ASA, 0.210%, 7/9/2013	4,000,000
3,000,000		Fifth Third Bank, Cincinnati, 0.300%, 7/10/2013 - 9/6/2013	3,000,000
7,000,000		Mizuho Bank Ltd., 0.230%, 8/1/2013	7,000,000
1,500,000		Natixis, 0.230%, 8/22/2013	1,500,000
2,000,000	[1]	Royal Bank of Canada, Montreal, 0.290%, 7/1/2013	2,000,000
2,000,000	[1]	Royal Bank of Canada, Montreal, 0.310%, 7/1/2013	2,000,000
2,000,000		Societe Generale, Paris, 0.270%—0.320%, 8/2/2013 - 8/21/2013	2,000,000
4,000,000		Standard Chartered Bank PLC, 0.220%, 9/19/2013	4,000,000
3,000,000		Standard Chartered Bank PLC, 0.240%, 7/18/2013	2,999,660
7,000,000		Sumitomo Mitsui Banking Corp., 0.230%—0.240%, 8/22/2013 - 10/11/2013	7,000,000
4,000,000		Svenska Handelsbanken, Stockholm, 0.220%, 7/15/2013	4,000,008
		TOTAL CERTIFICATES OF DEPOSIT	55,399,668
		Collateralized Loan Agreements—7.5%
		Finance - Banking—7.5%
1,000,000		Citigroup Global Markets, Inc., 0.537%, 7/1/2013	1,000,000
2,000,000		Credit Suisse Securities (USA) LLC, 0.689%, 7/22/2013	2,000,000
2,000,000		RBC Capital Markets, LLC, 0.274%, 7/15/2013	2,000,000
3,000,000		RBS Securities, Inc., 0.446%—0.872%, 7/2/2013 - 2/20/2014	3,000,000
4,000,000		Wells Fargo Securities, LLC, 0.355%, 7/22/2013	4,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	12,000,000
		Commercial Paper—30.2%[2]
		Aerospace/Auto—1.1%
290,000	[3,4]	Daimler Finance NA, LLC, (GTD by Daimler AG), 0.270%, 8/9/2013	289,915
790,000	[3,4]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 0.280%, 7/25/2013	789,853
620,000	[3,4]	VW Credit, Inc., (GTD by Volkswagen AG), 0.320%, 8/9/2013	619,785
		TOTAL	1,699,553
		Containers & Packaging—0.5%
780,000	[3,4]	Bemis Co., Inc., 0.290%—0.300%, 7/1/2013 - 7/3/2013	779,992
		Electric Power—0.5%
800,000		Virginia Electric & Power Co., 0.280%, 7/24/2013	799,857
		Finance - Banking—12.2%
2,000,000	[1,3,4]	ANZ New Zealand National (Int'l) Ltd., 0.233%, 7/15/2013	2,000,000
4,000,000		BNP Paribas Finance, Inc., 0.260%, 8/5/2013	3,998,989
2,000,000		Barclays US Funding Corp., 0.210%, 7/16/2013	1,999,825
1,800,000		Credit Agricole North America, Inc., 0.260%, 7/8/2013	1,799,909
Semi-Annual Shareholder Report
2

Principal Amount			Value
		Commercial Paper—continued[2]
		Finance - Banking—continued
$2,000,000		ING (U.S.) Funding LLC, 0.230%, 9/20/2013	$1,998,965
900,000	[3,4]	Mizuho Funding LLC, 0.230%, 8/1/2013	899,822
5,000,000	[3,4]	Northern Pines Funding LLC, 0.240%, 9/10/2013	4,997,633
2,000,000	[1]	Westpac Banking Corp. Ltd., Sydney, 0.243%, 7/8/2013	2,000,000
		TOTAL	19,695,143
		Finance - Commercial—3.4%
1,000,000	[3,4]	Starbird Funding Corp., 0.220%, 9/6/2013	999,590
4,500,000	[3,4]	Versailles Commercial Paper LLC, 0.270%—0.280%, 7/2/2013 - 7/16/2013	4,499,651
		TOTAL	5,499,241
		Finance - Retail—7.4%
5,000,000	[3,4]	Chariot Funding LLC, 0.300%, 7/10/2013	4,999,625
7,000,000	[3,4]	Jupiter Securitization Co. LLC, 0.240%—0.270%, 10/1/2013 - 12/12/2013	6,993,153
		TOTAL	11,992,778
		Oil & Oil Finance—0.5%
800,000	[1,3]	Devon Energy Corp., 0.343%, 7/23/2013	800,000
		Sovereign—4.6%
2,400,000	[3,4]	Caisse des Depots et Consignations (CDC), 0.250%—0.270%, 10/16/2013 - 12/4/2013	2,397,793
5,000,000	[3,4]	Erste Abwicklungsanstalt, 0.230%—0.235%, 8/1/2013 - 9/30/2013	4,997,822
		TOTAL	7,395,615
		TOTAL COMMERCIAL PAPER	48,662,179
		Corporate Bond—0.7%
		Finance - Commercial—0.7%
1,000,000		General Electric Capital Corp., 5.400%, 9/20/2013	1,011,204
		Notes - Variable—4.3%[1]
		Finance - Banking—3.2%
3,375,000		Connecticut HEFA, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.200%, 7/4/2013	3,375,000
225,000		Lancaster, PA IDA, Snavely's Mill, Inc. (Series 2003—B), (Fulton Bank, N.A. LOC), 1.700%, 7/4/2013	225,000
775,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.160%, 7/3/2013	775,000
775,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.160%, 7/3/2013	775,000
		TOTAL	5,150,000
		Finance - Commercial—0.8%
1,000,000	[1]	General Electric Capital Corp., 1.130%, 7/8/2013	1,004,517
345,000		General Electric Capital Corp., 1.273%, 9/23/2013	345,740
		TOTAL	1,350,257
		Government Agency—0.3%
500,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A), 0.380%, 7/3/2013	500,000
		TOTAL NOTES - VARIABLE	7,000,257
		Repurchase Agreement—20.7%
33,232,000		Interest in $3,450,000,000 joint repurchase agreement 0.15%, dated 6/28/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,450,043,125 on 7/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $3,519,043,988. (AT COST)	33,232,000
		TOTAL INVESTMENTS—100.3% (AT AMORTIZED COST)[5]	161,336,619
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[6]	(442,760)
		TOTAL NET ASSETS—100%	$160,893,859
Semi-Annual Shareholder Report
3

1	Denotes a variable rate security with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2013, these restricted securities amounted to $36,064,634, which represented 22.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2013, these liquid restricted securities amounted to $35,264,634, which represented 21.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
IDA	—Industrial Development Authority
LOC	—Letter of Credit
PCFA	—Pollution Control Finance Authority
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2013	Year Ended December 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	0.000[1]	0.005	0.025
Net realized gain (loss) on investments	0.000[1]	0.000[1]	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	(0.000)[1]	(0.000)[1]	0.005	0.025
Less Distributions:
Distributions from net investment income	—	—	—	(0.000)[1]	(0.005)	(0.025)
Distributions from net realized gain on investments	—	—	—	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	—	—	—	(0.000)[1]	(0.005)	(0.025)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%	0.00%	0.00%	0.00%[3]	0.45%	2.54%
Ratios to Average Net Assets:
Net expenses	0.29%[4]	0.40%	0.36%	0.41%	0.65%	0.67%
Net investment income	0.00%[4]	0.00%	0.00%	0.00%[3]	0.48%	2.51%
Expense waiver/reimbursement[5]	0.37%[4]	0.26%	0.32%	0.24%	0.17%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$160,894	$174,541	$204,124	$213,825	$80,265	$106,829
1	Represents less than $0.001.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
June 30, 2013 (unaudited)
Assets:
Investment in repurchase agreements	$33,232,000
Investment in securities	128,104,619
Total investment in securities, at amortized cost and fair value		$161,336,619
Cash		313
Income receivable		47,895
Receivable for shares sold		311,077
TOTAL ASSETS		161,695,904
Liabilities:
Payable for shares redeemed	793,786
Payable for investment adviser fee (Note 5)	1,184
Payable for Directors'/Trustees' fees (Note 5)	395
Accrued expenses (Note 5)	6,680
TOTAL LIABILITIES		802,045
Net assets for 160,894,940 shares outstanding		$160,893,859
Net Assets Consist of:
Paid-in capital		$160,894,488
Accumulated net realized loss on investments		(629)
TOTAL NET ASSETS		$160,893,859
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$160,893,859 ÷ 160,894,940 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended June 30, 2013 (unaudited)
Investment Income:
Interest		$230,552
Expenses:
Investment adviser fee (Note 5)	$400,479
Administrative fee (Note 5)	62,461
Custodian fees	7,142
Transfer agent fee	1,934
Directors'/Trustees' fees (Note 5)	817
Auditing fees	10,662
Legal fees	3,911
Portfolio accounting fees	23,048
Printing and postage	11,379
Insurance premiums (Note 5)	2,107
Miscellaneous (Note 5)	569
TOTAL EXPENSES	524,509
Waiver of investment adviser fee (Note 5)	(293,957)
Net expenses		230,552
Net investment income		—
Net realized gain on investments		317
Change in net assets resulting from operations		$317
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2013	Year Ended 12/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	317	4
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	317	4
Share Transactions:
Proceeds from sale of shares	54,403,264	88,477,823
Cost of shares redeemed	(68,050,428)	(118,060,810)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(13,647,164)	(29,582,987)
Change in net assets	(13,646,847)	(29,582,983)
Net Assets:
Beginning of period	174,540,706	204,123,689
End of period	$160,893,859	$174,540,706
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
June 30, 2013 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Prime Money Market Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Fund's Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which is an agreement between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains or Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at June 30, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Devon Energy Corp., 0.343%, 7/23/2013	3/22/2013	$800,000	$800,000
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2013	Year Ended 12/31/2012
Shares sold	54,403,264	88,477,823
Shares redeemed	(68,050,428)	(118,060,810)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(13,647,164)	(29,582,987)
4. FEDERAL TAX INFORMATION
At December 31, 2012, the Fund had a capital loss carryforward of $946 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$328	—	$328
2018	$618	NA	$618
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2013, the Adviser voluntarily waived $293,957 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.67% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
6. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2013, there were no outstanding loans. During the six months ended June 30, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2013, there were no outstanding loans. During the six months ended June 30, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$1.44
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.36	$1.45
1	Expenses are equal to the Fund's annualized net expense ratio of 0.29%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's current Fee Limit of 0.67% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.32 and $3.36, respectively.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Prime Money Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “ Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these
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efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “ Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
17

Federated Prime Money Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916504
G00433-05 (8/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2013
Share Class
Primary
Service

Federated Quality Bond Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2013 through June 30, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	95.4%
Collateralized Mortgage Obligations	0.6%
Foreign Government Debt Securities	0.6%
U.S. Treasury and Agency Securities[2]	0.2%
Mortgage-Backed Securities[3]	0.1%
Municipal Bond	0.1%
Derivative Contracts[4]	0.6%
Cash Equivalents[5]	1.4%
Other Assets and Liabilities—Net[6]	1.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by GSEs.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2013 (unaudited)
Principal Amount			Value
		CORPORATE BONDS—95.4%
		Basic Industry - Chemicals—1.9%
$300,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	$336,766
640,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	644,953
410,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	428,605
800,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	877,332
1,290,000		RPM International, Inc., 6.50%, 2/15/2018	1,476,903
900,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	1,034,573
395,000		Rohm & Haas Co., 6.00%, 9/15/2017	450,694
		TOTAL	5,249,826
		Basic Industry - Metals & Mining—6.7%
1,000,000		Alcoa, Inc., 5.87%, 2/23/2022	974,144
750,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	926,202
750,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	737,043
100,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	98,231
630,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	522,956
1,000,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	885,332
660,000		ArcelorMittal, Sr. Unsecd. Note, 5.00%, 2/25/2017	671,550
300,000		ArcelorMittal, Sr. Unsecd. Note, 5.75%, 8/5/2020	297,750
80,000		ArcelorMittal, Sr. Unsecd. Note, 7.25%, 3/1/2041	75,600
770,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	817,427
300,000	[1,2]	Barrick Gold Corp., Sr. Unsecd. Note, Series 144A, 2.50%, 5/1/2018	269,415
1,000,000	[1,2]	Barrick Gold Corp., Sr. Unsecd. Note, Series 144A, 4.10%, 5/1/2023	836,595
230,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	224,504
850,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	877,429
1,175,000	[1,2]	Codelco, Inc., Series 144A, 3.00%, 7/17/2022	1,065,697
1,020,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	1,009,800
700,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	592,110
2,820,000		Goldcorp, Inc., Sr. Unsecd. Note, 3.70%, 3/15/2023	2,500,660
280,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	297,087
470,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	405,745
1,200,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,139,604
435,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	515,111
1,570,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	1,416,085
1,430,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,540,846
		TOTAL	18,696,923
		Basic Industry - Paper—0.8%
440,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	407,602
460,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	476,483
250,000		Westvaco Corp., 7.65%, 3/15/2027	277,225
900,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	995,972
		TOTAL	2,157,282
		Capital Goods - Aerospace & Defense—0.4%
500,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	545,000
430,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	357,514
320,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	318,808
		TOTAL	1,221,322
		Capital Goods - Building Materials—0.7%
620,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	694,400
Semi-Annual Shareholder Report
2

Principal Amount			Value
		CORPORATE BONDS—continued
		Capital Goods - Building Materials—continued
$1,020,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	$1,164,174
		TOTAL	1,858,574
		Capital Goods - Construction Machinery—0.4%
1,010,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	1,075,495
		Capital Goods - Diversified Manufacturing—1.4%
450,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	431,712
360,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	378,628
1,045,000		Harsco Corp., 5.75%, 5/15/2018	1,119,080
1,190,000		Pentair, Ltd., Company Guarantee, 5.00%, 5/15/2021	1,266,611
910,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	800,800
		TOTAL	3,996,831
		Capital Goods - Packaging—0.7%
470,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	461,603
640,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	617,520
300,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.45%, 3/1/2019	317,894
650,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	684,659
		TOTAL	2,081,676
		Communications - Media & Cable—0.5%
270,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	254,381
1,090,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	1,149,431
100,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	88,256
		TOTAL	1,492,068
		Communications - Media Noncable—2.4%
1,250,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	1,388,182
1,210,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	1,276,792
1,679,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	1,632,764
530,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	571,837
595,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	574,618
390,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	360,039
900,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	834,341
		TOTAL	6,638,573
		Communications - Telecom Wireless—3.2%
780,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	720,225
1,000,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	1,067,239
4,300,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	4,728,052
720,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	790,665
1,620,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	1,586,270
		TOTAL	8,892,451
		Communications - Telecom Wirelines—1.2%
1,000,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	1,045,000
1,000,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	1,208,174
730,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	707,604
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	275,954
		TOTAL	3,236,732
		Consumer Cyclical - Automotive—5.7%
1,300,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, 2.95%, 1/11/2017	1,333,490
700,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	683,574
300,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.95%, 3/28/2014	301,855
575,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, 2.625%, 9/15/2016	590,499
1,300,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	1,151,179
Semi-Annual Shareholder Report
3

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$1,650,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	$1,589,823
850,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	852,317
950,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	934,960
420,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	445,549
460,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	466,384
990,000	[1,2]	Hyundai Capital Services, Inc., Note, 6.00%, 5/5/2015	1,063,479
480,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	527,699
1,860,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	1,961,173
500,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	497,080
1,600,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	1,593,286
740,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	771,992
1,000,000	[1,2]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 3/22/2017	1,017,377
		TOTAL	15,781,716
		Consumer Cyclical - Entertainment—1.7%
1,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,115,168
1,890,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	2,153,951
500,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	552,767
800,000		Time Warner, Inc., Deb., 8.375%, 3/15/2023	997,686
		TOTAL	4,819,572
		Consumer Cyclical - Lodging—0.7%
450,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	479,250
275,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	256,747
1,250,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	1,262,096
		TOTAL	1,998,093
		Consumer Cyclical - Retailers—0.3%
345,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	335,917
370,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	394,360
		TOTAL	730,277
		Consumer Cyclical - Services—0.4%
250,000		Boston University, Series MTNA, 7.625%, 7/15/2097	302,091
350,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	371,820
370,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	423,930
		TOTAL	1,097,841
		Consumer Non-Cyclical - Food/Beverage—2.8%
900,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	973,965
1,410,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	1,350,267
660,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	661,369
2,050,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	1,893,175
1,610,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	1,631,621
800,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	813,152
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	485,977
		TOTAL	7,809,526
		Consumer Non-Cyclical - Health Care—0.5%
270,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	258,260
370,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	390,697
650,000		Stryker Corp., Sr. Unsecd. Note, 1.30%, 4/1/2018	629,037
		TOTAL	1,277,994
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
300,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	308,186
Semi-Annual Shareholder Report
4

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Supermarkets—0.3%
$610,000		Kroger Co., Bond, 6.90%, 4/15/2038	$723,348
		Consumer Non-Cyclical - Tobacco—0.1%
360,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	382,832
		Energy - Independent—1.1%
320,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	315,637
1,000,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,037,500
20,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	21,125
800,000		Petroleos Mexicanos, Company Guarantee, Series WI, 5.50%, 1/21/2021	856,000
190,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	189,863
350,000		Talisman Energy, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2042	344,260
210,700	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	216,715
		TOTAL	2,981,100
		Energy - Integrated—2.0%
530,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	575,310
750,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	762,190
1,250,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,455,872
975,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	903,638
1,000,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	1,009,234
965,000		Phillips 66, Sr. Unsecd. Note, Series WI, 4.30%, 4/1/2022	998,336
		TOTAL	5,704,580
		Energy - Oil Field Services—1.2%
280,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	285,736
1,100,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	1,365,820
450,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	474,434
1,000,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,123,736
		TOTAL	3,249,726
		Energy - Refining—0.6%
295,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	338,388
215,000		Valero Energy Corp., 7.50%, 4/15/2032	263,357
240,000		Valero Energy Corp., 9.375%, 3/15/2019	314,940
635,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	732,714
		TOTAL	1,649,399
		Financial Institution - Banking—21.2%
1,180,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,270,835
6,000,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	6,256,944
1,500,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	1,601,224
825,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	917,485
1,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 1/11/2018	969,306
600,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.45%, 4/9/2018	579,578
3,000,000	[1,2]	Barclays Bank PLC, Jr. Sub. Note, Series 144A, 5.926%, 9/29/2049	2,955,000
2,500,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	2,767,390
640,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	685,679
150,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	156,469
2,290,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	2,788,533
480,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	520,759
1,000,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	1,115,191
610,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	644,267
1,000,000		Fifth Third Bancorp, Sub., 5.45%, 1/15/2017	1,096,461
1,070,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	1,117,476
900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	949,643
Semi-Annual Shareholder Report
5

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$2,900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.25%, 2/1/2041	$3,294,559
1,840,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	1,796,427
1,000,000		JP Morgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,048,428
2,000,000		JP Morgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	1,865,008
2,440,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	2,520,923
1,100,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	1,135,529
3,900,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	4,058,371
600,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	636,756
500,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	538,998
970,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	1,054,029
2,010,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 6.625%, 4/1/2018	2,279,810
1,000,000		Morgan Stanley, Sub. Note, 4.10%, 5/22/2023	925,209
2,110,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	2,235,199
400,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	444,025
1,500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 1.923%, 3/29/2049	1,267,500
910,000	[1,2]	RBS Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	885,378
1,400,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	1,427,581
1,320,000		Wachovia Corp., Sr. Unsecd. Note, 5.75%, 2/1/2018	1,521,365
1,175,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	1,318,217
1,900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,312,406
		TOTAL	58,957,958
		Financial Institution - Brokerage—2.7%
500,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	542,883
170,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	176,042
370,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	357,502
96,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	110,558
350,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	380,106
800,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	893,784
400,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	384,540
2,835,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	3,132,085
240,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	255,511
690,000		Nuveen Investments, Inc., Sr. Unsecd. Note, 5.50%, 9/15/2015	676,200
90,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	95,164
193,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	203,563
240,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	298,683
		TOTAL	7,506,621
		Financial Institution - Finance Noncaptive—5.9%
1,560,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	1,510,997
463,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	591,974
1,487,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	1,398,318
1,050,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	1,086,061
1,500,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	1,604,403
1,500,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	1,593,069
3,900,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 3.10%, 1/9/2023	3,689,455
400,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	404,200
1,300,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	1,438,723
1,100,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note—Sr. Sub Note, Series 144A, 4.96%, 12/21/2065	946,000
1,000,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,109,950
960,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	997,787
		TOTAL	16,370,937
Semi-Annual Shareholder Report
6

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—5.4%
$910,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	$1,015,527
580,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	717,448
1,790,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	2,289,707
230,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	238,643
1,000,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	1,160,917
500,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	641,587
290,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	295,052
1,270,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	1,868,708
2,300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	2,509,394
350,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	456,574
1,270,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	1,198,905
310,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	301,559
1,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	1,140,818
700,000		SunAmerica, Inc., Deb., 8.125%, 4/28/2023	865,289
250,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	286,006
		TOTAL	14,986,134
		Financial Institution - Insurance - P&C—2.0%
330,000		CNA Financial Corp., 6.50%, 8/15/2016	374,059
660,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	743,700
680,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	770,371
1,180,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,294,915
1,000,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	1,370,182
1,050,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	1,131,375
		TOTAL	5,684,602
		Financial Institution - REITs—4.4%
450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	459,171
680,000		Boston Properties LP, Sr. Unsecd. Note, 3.80%, 2/1/2024	668,869
1,200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	1,385,324
890,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	991,011
1,700,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	1,825,140
960,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,091,642
500,000	[1,2]	Healthcare Trust of America, Series 144A, 3.70%, 4/15/2023	470,076
810,000		Liberty Property LP, 6.625%, 10/1/2017	924,558
550,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	514,576
450,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	522,639
1,500,000		Realty Income Corp., Sr. Unsecd. Note, 6.75%, 8/15/2019	1,771,156
470,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	496,175
700,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	818,430
300,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	310,735
		TOTAL	12,249,502
		Municipal Services—0.9%
895,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	863,854
1,825,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,761,508
		TOTAL	2,625,362
		Sovereign—0.6%
560,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	593,885
320,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	327,274
510,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	673,142
		TOTAL	1,594,301
Semi-Annual Shareholder Report
7

Principal Amount			Value
		CORPORATE BONDS—continued
		Technology—4.3%
$420,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	$389,892
940,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	909,119
400,000		Apple, Inc., Sr. Unsecd. Note, 1.00%, 5/3/2018	384,419
250,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	232,218
1,200,000		BMC Software, Inc., 7.25%, 6/1/2018	1,224,827
430,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	415,275
915,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	827,574
1,370,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,596,476
900,000		Hewlett-Packard Co., Sr. Unsecd. Note, 2.60%, 9/15/2017	899,413
2,000,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	2,077,418
670,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	670,905
180,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	185,577
285,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	283,650
195,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	194,021
670,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	718,550
500,000		Xerox Corp., Sr. Unsecd. Note, 2.95%, 3/15/2017	504,432
325,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	335,625
		TOTAL	11,849,391
		Transportation - Airlines—1.0%
191,552		Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	213,101
2,310,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	2,491,723
		TOTAL	2,704,824
		Transportation - Railroads—0.3%
465,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	520,253
117,954		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	137,692
300,000	[1,2]	Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, Series 144A, 3.00%, 5/15/2023	282,034
		TOTAL	939,979
		Transportation - Services—1.5%
1,695,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	1,969,429
530,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	534,490
1,120,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	1,172,558
625,000		Ryder System, Inc., Sr. Unsecd. Note, 3.50%, 6/1/2017	647,526
		TOTAL	4,324,003
		Utility - Electric—5.0%
880,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	820,356
1,306,306		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	1,443,469
930,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,008,616
600,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	614,531
1,975,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	2,242,000
500,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	517,410
235,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	249,888
1,131,715	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	1,229,118
2,650,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	2,956,775
190,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	191,257
1,110,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,137,512
425,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	438,078
230,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	254,495
800,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	828,552
96,991		Waterford 3 Funding Corp., 8.09%, 1/2/2017	98,228
		TOTAL	14,030,285
Semi-Annual Shareholder Report
8

Principal Amount			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas Distributor—0.7%
$280,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	$310,999
1,600,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	1,541,903
		TOTAL	1,852,902
		Utility - Natural Gas Pipelines—1.7%
1,000,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	1,017,972
1,600,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	1,778,512
540,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	502,873
1,110,000		Williams Partners LP, 5.25%, 3/15/2020	1,194,108
380,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	383,457
		TOTAL	4,876,922
		TOTAL CORPORATE BONDS (IDENTIFIED COST $257,101,795)	265,665,666
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
2,400		Federal Home Loan Mortgage Corp., Pool C01051, 8.00%, 9/1/2030	2,826
		Federal National Mortgage Association—0.0%
310		Federal National Mortgage Association, Pool 50276, 9.50%, 2/1/2020	344
		Government National Mortgage Association—0.1%
5,177		Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	5,969
7,253		Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	8,378
9,199		Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	10,584
13,906		Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	16,065
18,880		Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	21,816
1,653		Government National Mortgage Association, Pool 276337, 10.00%, 8/15/2019	1,840
13,731		Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	15,834
4,386		Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	5,106
9,092		Government National Mortgage Association, Pool 3040, 7.00%, 2/20/2031	10,501
28,591		Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	33,236
24,747		Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	28,246
51,387		Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	58,678
1,885		Government National Mortgage Association, Pool 493514, 8.00%, 9/15/2030	2,200
6,162		Government National Mortgage Association, Pool 516688, 8.00%, 8/15/2029	7,293
		TOTAL	225,746
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $198,964)	228,916
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
410,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432% Bonds, 1/1/2042 (IDENTIFIED COST $410,000)	388,241
		COLLATERALIZED MORTGAGE OBLIGATION—0.6%
		Commercial Mortgage—0.6%
1,500,000		TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.525%, 8/15/2039 (IDENTIFIED COST $1,488,320)	1,606,269
		FOREIGN GOVERNMENTS/AGENCIES—0.6%
		Sovereign—0.6%
225,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	234,338
900,000	[1,2]	State of Qatar, Series 144A, 5.25%, 1/20/2020	1,008,000
500,000		Sweden, Government of, 10.25%, 11/1/2015	513,270
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,622,713)	1,755,608
Semi-Annual Shareholder Report
9

Principal Amount		Value
	U.S. TREASURY—0.2%
	U.S. Treasury Note—0.2%
$600,000	United States Treasury Note, 1.50%, 8/31/2018 (IDENTIFIED COST $601,868)	$601,349
	Repurchase Agreement—1.4%
4,012,000	Interest in $3,450,000,000 joint repurchase agreement 0.15%, dated 6/28/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,450,043,125 on 7/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $3,519,043,988. (AT COST)	4,012,000
	TOTAL INVESTMENTS—98.4% (IDENTIFIED COST $265,435,660)[3]	274,258,049
	OTHER ASSETS AND LIABILITIES - NET—1.6%[4]	4,339,313
	TOTAL NET ASSETS—100%	$278,597,362
At June 30, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
5U.S. Treasury Note 5-Year Long Futures	280	$33,893,125	September 2013	$(589,068)
5U.S. Treasury Bond Ultra Long Short Futures	75	$11,048,438	September 2013	$322,488
5U.S. Long Bond (CBT) Short Futures	315	$42,790,781	September 2013	$1,909,854
5U.S. Treasury Note 2-Year (CBT) Short Futures	100	$22,000,000	September 2013	$38,837
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,682,111
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2013, these restricted securities amounted to $58,697,322, which represented 21.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2013, these liquid restricted securities amounted to $57,296,148, which represented 20.6% of total net assets.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
10

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$265,665,666	$—	$265,665,666
Mortgage-Backed Securities	—	228,916	—	228,916
Municipal Bond	—	388,241	—	388,241
Collateralized Mortgage Obligations	—	1,606,269	—	1,606,269
Foreign Governments/Agencies		1,755,608		1,755,608
U.S. Treasury	—	601,349	—	601,349
Repurchase Agreement	—	4,012,000	—	4,012,000
TOTAL SECURITIES	$—	$274,258,049	$—	$274,258,049
OTHER FINANCIAL INSTRUMENTS*	$1,682,111	$—	$—	$1,682,111
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2013	Year Ended December 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.80	$11.21	$11.55	$11.20	$10.00	$11.34
Income From Investment Operations:
Net investment income	0.21[1]	0.44[1]	0.50[1]	0.52[1]	0.53[1]	0.54[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.41)	0.62	(0.24)	0.40	1.37	(1.32)
TOTAL FROM INVESTMENT OPERATIONS	(0.20)	1.06	0.26	0.92	1.90	(0.78)
Less Distributions:
Distributions from net investment income	(0.49)	(0.47)	(0.60)	(0.57)	(0.70)	(0.56)
Net Asset Value, End of Period	$11.11	$11.80	$11.21	$11.55	$11.20	$10.00
Total Return[2]	(1.79)%	9.72%	2.27%	8.50%	20.43%	(7.29)%
Ratios to Average Net Assets:
Net expenses	0.73%[3]	0.73%	0.70%	0.70%	0.70%	0.70%
Net investment income	3.39%[3]	3.86%	4.44%	4.61%	5.12%	4.99%
Expense waiver/reimbursement[4]	0.03%[3]	0.03%	0.06%	0.05%	0.08%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$237,234	$255,527	$265,952	$214,644	$230,850	$224,203
Portfolio turnover	18%	37%	35%	26%	32%	35%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2013	Year Ended December 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.75	$11.16	$11.50	$11.15	$9.95	$11.29
Income From Investment Operations:
Net investment income	0.16[1]	0.41[1]	0.48[1]	0.49[1]	0.50[1]	0.51[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.37)	0.62	(0.25)	0.40	1.37	(1.32)
TOTAL FROM INVESTMENT OPERATIONS	(0.21)	1.03	0.23	0.89	1.87	(0.81)
Less Distributions:
Distributions from net investment income	(0.46)	(0.44)	(0.57)	(0.54)	(0.67)	(0.53)
Net Asset Value, End of Period	$11.08	$11.75	$11.16	$11.50	$11.15	$9.95
Total Return[2]	(1.91)%	9.45%	1.99%	8.28%	20.15%	(7.55)%
Ratios to Average Net Assets:
Net expenses	0.98%[3]	0.98%	0.95%	0.95%	0.95%	0.95%
Net investment income	3.14%[3]	3.62%	4.21%	4.36%	4.86%	4.78%
Expense waiver/reimbursement[4]	0.03%[3]	0.03%	0.06%	0.05%	0.08%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$41,364	$47,074	$52,191	$63,962	$69,338	$63,177
Portfolio turnover	18%	37%	35%	26%	32%	35%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities
June 30, 2013 (unaudited)
Assets:
Total investment in securities, at value (identified cost $265,435,660)		$274,258,049
Cash		512,040
Restricted cash (Note 2)		1,039,836
Income receivable		3,241,776
Receivable for shares sold		145,982
TOTAL ASSETS		279,197,683
Liabilities:
Payable for shares redeemed	$394,842
Payable for daily variation margin	158,125
Payable for Directors'/Trustees' fees (Note 5)	293
Payable for portfolio accounting fees	20,343
Payable for distribution services fee (Note 5)	8,697
Accrued expenses (Note 5)	18,021
TOTAL LIABILITIES		600,321
Net assets for 25,082,215 shares outstanding		$278,597,362
Net Assets Consist of:
Paid-in capital		$269,323,424
Net unrealized appreciation of investments and futures contracts		10,504,500
Accumulated net realized loss on investments and futures contracts		(6,108,264)
Undistributed net investment income		4,877,702
TOTAL NET ASSETS		$278,597,362
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$237,233,515 ÷ 21,349,356 shares outstanding, no par value, unlimited shares authorized		$11.11
Service Shares:
$41,363,847 ÷ 3,732,859 shares outstanding, no par value, unlimited shares authorized		$11.08
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended June 30, 2013 (unaudited)
Investment Income:
Interest (including income on securities loaned of $545)		$6,003,809
Expenses:
Investment adviser fee (Note 5)	$872,940
Administrative fee (Note 5)	113,458
Custodian fees	6,928
Transfer agent fee	14,549
Directors'/Trustees' fees (Note 5)	1,403
Auditing fees	11,654
Legal fees	3,911
Portfolio accounting fees	55,330
Distribution services fee (Note 5)	55,388
Printing and postage	33,295
Insurance premiums (Note 5)	2,228
Miscellaneous (Note 5)	1,564
TOTAL EXPENSES	1,172,648
Waiver of investment adviser fee (Note 5)	(48,055)
Net expenses		1,124,593
Net investment income		4,879,216
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments		1,086,231
Net realized gain on futures contracts		1,222,360
Net change in unrealized appreciation of investments		(13,597,313)
Net change in unrealized appreciation of futures contracts		1,321,860
Net realized and unrealized loss on investments and futures contracts		(9,966,862)
Change in net assets resulting from operations		$(5,087,646)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2013	Year Ended 12/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,879,216	$12,017,902
Net realized gain on investments and futures contracts	2,308,591	6,016,556
Net change in unrealized appreciation/depreciation of investments and futures contracts	(12,275,453)	11,262,978
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(5,087,646)	29,297,436
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(10,282,335)	(11,009,010)
Service Shares	(1,734,793)	(1,973,651)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,017,128)	(12,982,661)
Share Transactions:
Proceeds from sale of shares	9,893,551	25,374,669
Net asset value of shares issued to shareholders in payment of distributions declared	12,017,128	12,982,661
Cost of shares redeemed	(28,810,149)	(70,213,747)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,899,470)	(31,856,417)
Change in net assets	(24,004,244)	(15,541,642)
Net Assets:
Beginning of period	302,601,606	318,143,248
End of period (including undistributed net investment income of $4,877,702 and $12,015,614, respectively)	$278,597,362	$302,601,606
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
June 30, 2013 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Quality Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
2. Significant accounting policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which is an agreement between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Primary Shares and Service Shares may bear distribution services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage yield curve risk and duration. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $34,119,190 and $75,655,888, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of June 30, 2013, the Fund had no outstanding securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at June 30, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,000,000	$1,115,168
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	5/14/1999 – 9/29/1999	$248,411	$286,006
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$(1,682,111)*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$1,222,360
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$1,321,860
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2013		Year Ended 12/31/2012
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	820,139	$9,521,167	2,062,356	$23,548,552
Shares issued to shareholders in payment of distributions declared	900,380	10,282,335	983,826	11,009,010
Shares redeemed	(2,020,012)	(23,509,758)	(5,125,697)	(58,695,488)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(299,493)	$(3,706,256)	(2,079,515)	$(24,137,926)
	Six Months Ended 6/30/2013		Year Ended 12/31/2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	32,613	$372,384	160,446	$1,826,117
Shares issued to shareholders in payment of distributions declared	152,308	1,734,793	176,692	1,973,651
Shares redeemed	(457,212)	(5,300,391)	(1,009,278)	(11,518,259)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(272,291)	$(3,193,214)	(672,140)	$(7,718,491)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(571,784)	$(6,899,470)	(2,751,655)	$(31,856,417)
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20

4. FEDERAL TAX INFORMATION
At June 30, 2013, the cost of investments for federal tax purposes was $265,435,660. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $8,822,389. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,521,018 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,698,629.
At December 31, 2012, the Fund had a capital loss carryforward of $8,056,604 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$3,856,639	NA	$3,856,639
2017	$4,199,965	NA	$4,199,965
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its. For the six months ended June 30, 2013, the Adviser voluntarily waived $48,055 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “ Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2013, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$55,388
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2013, FSC did not retain any fees paid by the Fund. For the six months ended June 30, 2013, the Fund's Primary Shares did not incur a distribution services fee: however, it may begin to incur the fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.73%, and 0.98% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2013, were as follows:
Purchases	$50,462,928
Sales	$16,568,563
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2013, there were no outstanding loans. During the six months ended June 30, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2013, there were no outstanding loans. During the six months ended June 30, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$982.10	$3.59
Service Shares	$1,000	$980.90	$4.81
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.17	$3.66
Service Shares	$1,000	$1,019.93	$4.91
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:
Primary Shares	0.73%
Service Shares	0.98%
Semi-Annual Shareholder Report
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Evaluation and Approval of Advisory Contract–May 2013
Federated Quality Bond Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “ Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expense borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these
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efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “ Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Quality Bond Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916884
CUSIP 313916785
G02590-01 (8/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Insurance Series

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date August 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, President - Principal Executive Officer

Date August 12, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date August 12, 2013